Vanguard® Short-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (0.8%)
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	60	61
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	525	532
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2027	200	209
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2028	205	219
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	125	140
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	405	464
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2032	670	780
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	360	365
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	195	200
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	445	464
	Alabama GO	5.000%	8/1/2027	95	96
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2026	405	411
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2029	250	274
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2031	185	212
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	255
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	1,470	1,538
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	830	891
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	490	539
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,010	1,135
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	595	667
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	1,730	1,934
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	160	161
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	1,185	1,213
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	100	104
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	200	213
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	100	109
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	810	896
					14,082
Alaska (0.1%)
	North Slope Borough AK GO	5.000%	6/30/2026	500	504
	North Slope Borough AK GO	5.000%	6/30/2027	250	259
	North Slope Borough AK GO	5.000%	6/30/2029	355	387
	North Slope Borough AK GO	5.000%	6/30/2030	235	262
					1,412
Arizona (1.1%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	450	467
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	460	490
	Arizona COP, ETM	5.000%	10/1/2026	245	249
	Arizona COP, ETM	5.000%	10/1/2027	250	261
	Arizona COP, ETM	5.000%	10/1/2028	775	831
	Arizona COP, ETM	5.000%	10/1/2029	785	863
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	265	268
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2027	555	576
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	155	165
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2029	350	382
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	305	341
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2031	60	68
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	1,495	1,575
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	305	328
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	1,945	2,174
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	15	16
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2027	140	146
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	130	130
	Phoenix AZ GO	5.000%	7/1/2026	245	247
	Phoenix AZ GO	5.000%	7/1/2027	210	212
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	110	110
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	200	201
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	155	161
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	585	599
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	195	200
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2029	815	835
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	945	1,067
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	1,195	1,376
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	45	46
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	365	374
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	605	637
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	620	652
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	545	574
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	240	259
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	225	237
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	715	791
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	770	810
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	550	578
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	320	369
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	360	378
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	10	12
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	100	108
					20,267
California (14.5%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	60	57
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	810	728
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	50	44
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	220	187
	Antelope Valley Community College District GO	4.000%	8/1/2046	500	509
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	815	842
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	100	104
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	260	278
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	1,500	1,601
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	435	444
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	135	148
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	325	332
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	25	28
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	600	611
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	300	347
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	495	504
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	10	12
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	10	12
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	1,585	1,585
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,150	1,130
[2]	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	2,745	3,221
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2045	930	930
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	110	114
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	25	27
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	372
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	230	255
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	170	180
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	155	159
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	200	205
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	110	116
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	50	55
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	340	398
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/2026	75	75
	California GO	3.000%	3/1/2026	25	25
	California GO	5.000%	4/1/2026	290	291
	California GO	5.000%	4/1/2026	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	3.875%	8/1/2026	500	504
	California GO	5.000%	8/1/2026	255	258
	California GO	5.000%	8/1/2026	220	223
	California GO	5.000%	8/1/2026	330	334
	California GO	5.000%	8/1/2026	190	192
	California GO	5.000%	8/1/2026	500	506
	California GO	5.000%	8/1/2026	2,015	2,040
	California GO	5.000%	8/1/2026	5	5
	California GO	4.000%	9/1/2026	100	101
	California GO	5.000%	9/1/2026	1,215	1,233
	California GO	5.000%	9/1/2026	200	203
	California GO	5.000%	9/1/2026	5	5
	California GO	5.000%	9/1/2026	155	157
	California GO	5.000%	9/1/2026	130	132
	California GO	5.000%	9/1/2026	225	228
	California GO	5.000%	9/1/2026	1,000	1,015
	California GO	4.000%	10/1/2026	285	288
	California GO	5.000%	10/1/2026	890	906
	California GO	5.000%	10/1/2026	915	931
	California GO	5.000%	10/1/2026	260	261
	California GO	5.000%	10/1/2026	250	254
	California GO	5.000%	10/1/2026	125	127
	California GO	4.000%	11/1/2026	245	248
	California GO	5.000%	11/1/2026	295	301
	California GO	5.000%	11/1/2026	280	286
	California GO	5.000%	12/1/2026	1,270	1,298
[3]	California GO	5.000%	2/1/2027	190	195
	California GO	3.000%	3/1/2027	1,015	1,024
	California GO	5.000%	3/1/2027	5	5
	California GO	5.000%	4/1/2027	495	511
	California GO	5.000%	4/1/2027	470	485
	California GO	3.500%	8/1/2027	2,465	2,514
	California GO	5.000%	8/1/2027	670	678
	California GO	5.000%	8/1/2027	1,000	1,012
	California GO	5.000%	8/1/2027	1,295	1,351
	California GO	5.000%	8/1/2027	500	522
	California GO	5.000%	8/1/2027	500	522
	California GO	5.000%	8/1/2027	400	417
	California GO	4.000%	9/1/2027	1,185	1,222
	California GO	5.000%	9/1/2027	1,005	1,020
	California GO	5.000%	9/1/2027	410	429
	California GO	5.000%	9/1/2027	250	261
	California GO	5.000%	9/1/2027	255	267
	California GO	4.000%	10/1/2027	340	351
	California GO	5.000%	10/1/2027	150	157
	California GO	5.000%	10/1/2027	275	288
	California GO	5.000%	10/1/2027	570	598
	California GO	5.000%	11/1/2027	690	725
	California GO	5.000%	11/1/2027	335	352
	California GO	5.000%	11/1/2027	145	152
	California GO	5.000%	11/1/2027	60	63
	California GO	5.000%	11/1/2027	120	126
	California GO	5.000%	12/1/2027	645	679
	California GO	3.000%	3/1/2028	575	585
	California GO	5.000%	3/1/2028	700	743
	California GO	5.000%	4/1/2028	875	930
	California GO	5.000%	4/1/2028	190	202
	California GO	5.000%	8/1/2028	1,030	1,043
	California GO	5.000%	8/1/2028	300	304
	California GO	5.000%	8/1/2028	270	282
	California GO	5.000%	8/1/2028	225	235
	California GO	5.000%	8/1/2028	305	327
	California GO	5.000%	8/1/2028	1,155	1,238
	California GO	5.000%	8/1/2028	1,000	1,072
	California GO	4.000%	9/1/2028	265	267
	California GO	4.000%	9/1/2028	160	168
	California GO	5.000%	9/1/2028	935	949
	California GO	5.000%	9/1/2028	500	537
	California GO	5.000%	9/1/2028	275	279
	California GO	5.000%	9/1/2028	225	242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/2028	1,200	1,290
California GO	5.000%	10/1/2028	70	75
California GO	5.000%	10/1/2028	245	264
California GO	5.000%	10/1/2028	235	253
California GO	5.000%	10/1/2028	570	614
California GO	5.000%	11/1/2028	2,255	2,368
California GO	5.000%	11/1/2028	690	745
California GO	5.000%	11/1/2028	1,550	1,673
California GO	5.000%	11/1/2028	200	216
California GO	5.000%	12/1/2028	1,135	1,228
California GO	3.000%	3/1/2029	190	190
California GO	3.000%	3/1/2029	250	250
California GO	5.000%	3/1/2029	600	654
California GO	5.000%	4/1/2029	2,265	2,472
California GO	5.000%	4/1/2029	360	393
California GO	3.000%	8/1/2029	5	5
California GO	5.000%	8/1/2029	295	299
California GO	5.000%	8/1/2029	165	172
California GO	5.000%	8/1/2029	1,880	1,903
California GO	5.000%	8/1/2029	470	504
California GO	5.000%	8/1/2029	315	328
California GO	5.000%	8/1/2029	105	109
California GO	5.000%	8/1/2029	1,405	1,547
California GO	5.000%	8/1/2029	500	551
California GO	5.000%	8/1/2029	200	220
California GO	4.000%	9/1/2029	25	27
California GO	5.000%	9/1/2029	165	167
California GO	5.000%	9/1/2029	500	507
California GO	5.000%	9/1/2029	215	237
California GO	5.000%	9/1/2029	135	149
California GO	5.000%	9/1/2029	890	982
California GO	5.000%	10/1/2029	165	182
California GO	5.000%	10/1/2029	310	311
California GO	5.000%	10/1/2029	325	350
California GO	5.000%	10/1/2029	675	746
California GO	5.000%	10/1/2029	155	171
California GO	5.000%	10/1/2029	2,550	2,820
California GO	4.000%	11/1/2029	275	294
California GO	5.000%	11/1/2029	150	166
California GO	5.000%	11/1/2029	220	231
California GO	5.000%	11/1/2029	945	1,047
California GO	5.000%	11/1/2029	460	510
California GO	5.000%	12/1/2029	355	394
California GO	5.000%	3/1/2030	310	346
California GO	5.000%	3/1/2030	250	279
California GO	5.000%	4/1/2030	10	11
California GO	5.000%	4/1/2030	325	364
California GO	5.000%	4/1/2030	620	694
California GO	5.000%	4/1/2030	460	502
California GO	5.000%	8/1/2030	1,390	1,407
California GO	5.000%	8/1/2030	1,145	1,192
California GO	5.000%	8/1/2030	685	734
California GO	5.000%	8/1/2030	535	542
California GO	5.000%	8/1/2030	225	254
California GO	5.000%	8/1/2030	545	567
California GO	5.000%	8/1/2030	4,560	5,144
California GO	5.000%	9/1/2030	195	198
California GO	5.000%	9/1/2030	125	127
California GO	5.000%	9/1/2030	70	79
California GO	5.000%	9/1/2030	320	362
California GO	5.000%	9/1/2030	1,385	1,565
California GO	5.000%	9/1/2030	245	277
California GO	5.000%	10/1/2030	1,500	1,657
California GO	5.000%	10/1/2030	1,400	1,506
California GO	5.000%	10/1/2030	375	425
California GO	5.000%	10/1/2030	860	974
California GO	5.000%	11/1/2030	1,070	1,214
California GO	5.000%	11/1/2030	370	420
California GO	3.500%	12/1/2030	255	255
California GO	5.000%	12/1/2030	445	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/2031	685	764
	California GO	5.000%	4/1/2031	125	143
	California GO	5.000%	4/1/2031	755	864
	California GO	5.000%	4/1/2031	460	501
	California GO	5.000%	4/1/2031	120	131
	California GO	3.250%	8/1/2031	1,090	1,149
	California GO	4.000%	8/1/2031	235	236
	California GO	5.000%	8/1/2031	120	121
	California GO	5.000%	8/1/2031	200	231
	California GO	5.000%	8/1/2031	635	732
	California GO	5.000%	8/1/2031	350	403
	California GO	5.000%	8/1/2031	310	323
	California GO	5.000%	8/1/2031	1,345	1,550
	California GO	5.000%	9/1/2031	275	279
	California GO	5.000%	9/1/2031	470	477
	California GO	5.000%	9/1/2031	530	612
	California GO	5.000%	9/1/2031	1,110	1,281
	California GO	5.000%	9/1/2031	1,045	1,206
	California GO	5.000%	9/1/2031	1,750	2,020
	California GO	5.000%	9/1/2031	400	462
	California GO	5.000%	10/1/2031	480	529
	California GO	5.000%	10/1/2031	500	578
	California GO	4.000%	11/1/2031	125	129
	California GO	5.000%	11/1/2031	245	277
	California GO	5.000%	11/1/2031	670	758
	California GO	5.000%	11/1/2031	725	781
	California GO	5.000%	11/1/2031	1,000	1,158
	California GO	5.000%	11/1/2031	175	198
	California GO	5.000%	12/1/2031	300	348
	California GO	5.000%	3/1/2032	1,710	1,901
	California GO	5.000%	3/1/2032	690	803
	California GO	5.000%	4/1/2032	1,600	1,866
	California GO	5.000%	4/1/2032	1,390	1,621
	California GO	5.000%	4/1/2032	350	381
	California GO	3.500%	8/1/2032	420	449
	California GO	5.000%	8/1/2032	2,500	2,930
[1]	California GO	5.250%	8/1/2032	2,325	2,707
	California GO	3.000%	9/1/2032	790	791
	California GO	5.000%	9/1/2032	445	523
	California GO	5.000%	10/1/2032	145	165
	California GO	5.000%	11/1/2032	300	353
	California GO	5.000%	11/1/2032	310	349
	California GO	5.000%	3/1/2033	1,055	1,170
	California GO	5.000%	3/1/2033	55	65
	California GO	5.000%	4/1/2033	85	101
	California GO, Prere.	5.000%	8/1/2027	25	26
	California GO, Prere.	5.000%	11/1/2030	5	6
[4]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,120	1,182
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	695	734
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	365	385
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	4/1/2033	10	12
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	310	318
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	150	155
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	10	10
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	30	32
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	145	146
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	300	304
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	150	153
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	460	461
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	700	733
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	300	317
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	145	155
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	510	554
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	340	374
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	590	618
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	250	279
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	660	744
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	810	924
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	510	588
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	995	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	100	102
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	500	508
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	110	115
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	100	105
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	335	360
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	500	537
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	120	130
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	1,020	1,125
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	190	210
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	485	548
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	160	185
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	10	10
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	15	16
	California State University College & University Revenue	5.000%	11/1/2027	115	119
	California State University College & University Revenue	5.000%	11/1/2028	115	119
	California State University College & University Revenue	5.000%	11/1/2029	305	316
	California State University College & University Revenue	5.000%	11/1/2029	45	45
	California State University College & University Revenue	5.000%	11/1/2030	225	233
	California State University College & University Revenue	5.000%	11/1/2030	320	322
	California State University College & University Revenue	5.000%	11/1/2031	295	305
	California State University College & University Revenue	5.000%	11/1/2031	680	683
	California State University College & University Revenue PUT	0.550%	11/1/2026	75	74
	California State University College & University Revenue PUT	3.125%	11/1/2026	355	355
	Chaffey Community College District GO, Prere.	3.000%	6/1/2028	85	87
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	355	371
[1]	Coast Community College District GO	0.000%	8/1/2027	35	34
[1]	Coast Community College District GO	0.000%	8/1/2028	745	705
	Coast Community College District GO, Prere.	4.500%	8/1/2027	110	114
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2027	250	260
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	250	268
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	100	110
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	100	114
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	205	213
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	100	117
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	4,005	4,010
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	2,500	2,518
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,150	1,108
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	205	193
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	460	482
	Los Angeles CA Community College District GO	5.000%	6/1/2026	115	116
	Los Angeles CA Community College District GO	5.000%	8/1/2026	130	132
	Los Angeles CA Community College District GO	5.000%	8/1/2026	100	101
	Los Angeles CA Community College District GO	5.000%	8/1/2027	330	345
	Los Angeles CA Community College District GO	5.000%	8/1/2028	115	124
	Los Angeles CA Community College District GO	5.000%	8/1/2029	450	500
	Los Angeles CA Community College District GO	5.000%	8/1/2029	500	556
	Los Angeles CA Community College District GO	5.000%	8/1/2030	355	405
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	85	85
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	985	996
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	310	313
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	295	298
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	160	167
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	440	459
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	155	162
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	180	188
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	210	222
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	630	677
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	40	43
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,165	1,176
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,030	1,106
	Los Angeles CA Unified School District GO	2.000%	7/1/2029	165	162
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	340	360
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	290	320
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	1,015	1,122
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	300	332
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	101
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	350	370
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	165	187
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	365	414
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	300	340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	925	926
	Los Angeles CA Unified School District GO	4.000%	7/1/2031	120	130
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	1,115	1,294
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	200	232
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	110	119
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	300	329
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	3,000	3,558
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	435	438
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	220	236
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	60	64
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	210	232
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	85	92
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	70	71
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	390	406
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	45	50
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	230	261
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	440	500
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	290	328
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	150	161
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	325	349
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	80	91
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	250	291
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	250	279
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	65	79
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	195	196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	145	146
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	205	207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	85	86
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	75	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	50	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	160	166
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	180	191
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	240	255
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	280	297
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,115	3,267
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,015	1,103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	100	109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	355	386
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	90	98
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	155	172
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	100	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,185	1,316
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,840	3,120
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	330	354
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,165	1,317
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	980	1,108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	875	990
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	260	281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	970	1,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,110	1,276
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	100	101
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	500	518
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	500	531
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	260	274
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	500	544
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	545	592
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	245	261
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	460	511
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	500	565
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	300	345
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	500	575
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	500	575
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	1,195	1,218
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	585	596
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	230	234
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	335	341
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	215	219
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	215	218
[1]	Merced Union High School District GO	0.000%	8/1/2030	770	695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount San Antonio Community College District GO	5.875%	8/1/2028	140	149
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	300	303
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	10	10
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	570	575
	Poway Unified School District GO	0.000%	8/1/2031	150	131
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	265	280
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	220	244
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	400	457
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	400	470
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	195	201
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	5	5
[1]	San Diego CA Unified School District GO	5.500%	7/1/2026	210	213
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	230	242
	San Diego CA Unified School District GO	5.000%	7/1/2028	200	215
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	175	189
	San Diego CA Unified School District GO	4.000%	7/1/2029	145	146
	San Diego CA Unified School District GO	5.000%	7/1/2029	320	354
	San Diego CA Unified School District GO	0.000%	7/1/2030	60	54
	San Diego CA Unified School District GO	0.000%	7/1/2031	10	9
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	340	343
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	70	71
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	230	233
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	10	12
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	530	531
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2027	250	252
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	270	272
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	215	218
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	155	157
	San Francisco CA City & County GO	5.000%	6/15/2027	240	250
	San Francisco CA City & County GO	5.000%	6/15/2029	35	39
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	120	123
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	170	173
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	30	30
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	15	16
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	100	105
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	365	396
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	105	117
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	100	106
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	20	17
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2026	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	10	10
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	5	6
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	55	55
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	235	240
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	240	241
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/2026	1,425	1,425
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	465	465
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	135	137
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	190	198
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	400	409
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	350	380
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	135	147
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	150	164
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	15	18
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	295	314
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	340	380
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	180	181
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,240	1,348
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	70	78
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	385	387
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	305	324
	University of California College & University Revenue	5.000%	5/15/2026	75	75
	University of California College & University Revenue	5.000%	5/15/2026	15	15
	University of California College & University Revenue	5.000%	5/15/2026	680	684
	University of California College & University Revenue	5.000%	5/15/2026	425	428
	University of California College & University Revenue	5.000%	5/15/2026	500	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2027	85	88
	University of California College & University Revenue	5.000%	5/15/2027	715	741
	University of California College & University Revenue	5.000%	5/15/2028	295	314
	University of California College & University Revenue	5.000%	5/15/2028	650	692
[2]	University of California College & University Revenue	5.000%	11/15/2028	500	539
	University of California College & University Revenue	5.000%	5/15/2029	265	290
	University of California College & University Revenue	5.000%	5/15/2029	310	339
	University of California College & University Revenue	5.000%	5/15/2029	580	601
	University of California College & University Revenue	5.000%	5/15/2029	430	470
	University of California College & University Revenue	5.000%	5/15/2029	750	820
	University of California College & University Revenue	5.000%	5/15/2029	220	240
[2]	University of California College & University Revenue	5.000%	11/15/2029	500	553
	University of California College & University Revenue	5.000%	5/15/2030	365	378
	University of California College & University Revenue	5.000%	5/15/2030	1,000	1,120
	University of California College & University Revenue	5.000%	5/15/2030	470	526
	University of California College & University Revenue	5.000%	5/15/2030	2,785	3,118
[2]	University of California College & University Revenue	5.000%	11/15/2030	500	566
	University of California College & University Revenue	5.000%	5/15/2031	225	233
	University of California College & University Revenue	5.000%	5/15/2031	230	263
	University of California College & University Revenue	5.000%	5/15/2031	500	571
	University of California College & University Revenue	5.000%	5/15/2031	1,115	1,274
	University of California College & University Revenue	5.000%	5/15/2031	1,565	1,789
	University of California College & University Revenue	5.000%	5/15/2032	2,015	2,349
	University of California College & University Revenue	5.000%	5/15/2032	1,500	1,749
	University of California College & University Revenue	5.000%	5/15/2032	3,240	3,777
[2]	University of California College & University Revenue	5.000%	11/15/2032	500	587
	University of California College & University Revenue	5.000%	5/15/2033	230	273
	Ventura County Community College District GO	3.125%	8/1/2031	365	365
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	405	420
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	535	562
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	750	635
					256,285
Colorado (0.9%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2026	155	159
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2029	425	469
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	150	153
	Adams 12 Five Star Schools GO	5.000%	12/15/2026	725	741
	Adams 12 Five Star Schools GO	5.000%	12/15/2032	250	255
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	25	26
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2026	520	532
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2027	445	468
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2028	250	269
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	180	207
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	240	243
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	120	121
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	615	629
	Colorado COP	5.000%	12/15/2030	505	568
	Colorado COP	5.000%	3/15/2031	375	396
	Colorado COP	5.000%	12/15/2031	645	691
	Colorado COP	5.000%	12/15/2031	100	115
	Colorado COP	5.000%	3/15/2032	1,350	1,386
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Inc. Project), Prere.	4.000%	9/1/2030	310	334
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2030	575	649
	Denver City & County School District No. 1 GO	5.000%	12/1/2032	730	821
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2029	305	336
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2030	5	6
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	500	510
	Denver CO City & County GO	5.000%	8/1/2027	200	208
	Denver CO City & County GO	5.000%	8/1/2028	195	208
	Denver CO City & County GO	5.000%	8/1/2029	145	159
	Denver CO City & County GO	5.000%	8/1/2030	270	303
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	185	199
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	110	101
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	370	331
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	125	105
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	1,100	1,062
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	60	57
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	625	656

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	465	488
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	585	629
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	150	161
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	155	171
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	275	303
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	520	597
University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	355	370
University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	145	151
University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	30	31
				16,374
Connecticut (3.5%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/2029	35	35
Connecticut GO	5.000%	4/15/2026	130	130
Connecticut GO	5.000%	4/15/2026	100	100
Connecticut GO	5.000%	5/15/2026	185	186
Connecticut GO	5.000%	8/1/2026	100	101
Connecticut GO	5.000%	8/15/2026	200	203
Connecticut GO	5.000%	8/15/2026	600	608
Connecticut GO	5.000%	10/15/2026	45	46
Connecticut GO	5.000%	11/15/2026	455	464
Connecticut GO	5.000%	11/15/2026	575	587
Connecticut GO	4.000%	1/15/2027	80	81
Connecticut GO	4.000%	1/15/2027	390	397
Connecticut GO	5.000%	4/15/2027	285	294
Connecticut GO	5.000%	4/15/2027	695	718
Connecticut GO	5.000%	5/15/2027	45	45
Connecticut GO	5.000%	6/15/2027	200	207
Connecticut GO	5.000%	8/15/2027	1,785	1,860
Connecticut GO	5.000%	9/15/2027	790	825
Connecticut GO	5.000%	11/15/2027	95	100
Connecticut GO	5.000%	11/15/2027	90	94
Connecticut GO	4.000%	1/15/2028	550	570
Connecticut GO	4.000%	1/15/2028	395	409
Connecticut GO	5.000%	1/15/2028	490	516
Connecticut GO	5.000%	1/15/2028	400	422
Connecticut GO	5.000%	4/15/2028	285	302
Connecticut GO	5.000%	4/15/2028	250	265
Connecticut GO	5.000%	8/15/2028	860	920
Connecticut GO	5.000%	9/15/2028	950	1,018
Connecticut GO	5.000%	10/15/2028	140	142
Connecticut GO	5.000%	11/15/2028	405	436
Connecticut GO	5.000%	11/15/2028	265	285
Connecticut GO	4.000%	1/15/2029	325	342
Connecticut GO	4.000%	1/15/2029	155	163
Connecticut GO	5.000%	1/15/2029	120	130
Connecticut GO	5.000%	4/15/2029	365	397
Connecticut GO	5.000%	8/15/2029	905	991
Connecticut GO	5.000%	8/15/2029	915	1,002
Connecticut GO	5.000%	11/15/2029	585	645
Connecticut GO	5.000%	12/1/2029	750	827
Connecticut GO	4.000%	1/15/2030	180	192
Connecticut GO	4.000%	1/15/2030	350	374
Connecticut GO	5.000%	1/15/2030	200	221
Connecticut GO	5.000%	4/15/2030	345	375
Connecticut GO	5.000%	8/15/2030	1,425	1,596
Connecticut GO	5.000%	9/1/2030	350	392
Connecticut GO	5.000%	9/15/2030	690	774
Connecticut GO	5.000%	11/15/2030	405	456
Connecticut GO	5.000%	11/15/2030	565	636
Connecticut GO	5.000%	11/15/2030	120	135
Connecticut GO	5.000%	12/1/2030	390	439
Connecticut GO	4.000%	1/15/2031	260	281
Connecticut GO	4.000%	1/15/2031	490	529
Connecticut GO	5.000%	1/15/2031	1,205	1,330
Connecticut GO	5.000%	1/15/2031	715	807
Connecticut GO	5.000%	4/15/2031	310	336
Connecticut GO	5.000%	8/1/2031	200	228
Connecticut GO	5.000%	9/15/2031	85	97
Connecticut GO	5.000%	11/15/2031	360	413

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	11/15/2031	570	654
Connecticut GO	5.000%	11/15/2031	300	344
Connecticut GO	5.000%	12/1/2031	1,325	1,522
Connecticut GO	5.000%	1/15/2032	200	220
Connecticut GO	5.000%	3/15/2032	1,000	1,154
Connecticut GO	5.000%	8/15/2032	685	795
Connecticut GO	5.000%	8/15/2032	1,200	1,393
Connecticut GO	5.000%	11/15/2032	955	1,113
Connecticut GO	4.000%	1/15/2033	200	212
Connecticut GO	5.000%	3/15/2033	5	6
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	75	75
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	105	106
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	245	247
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	100	101
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	500	505
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2026	485	493
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	110	113
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	385	398
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	675	701
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	140	145
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	100	104
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	625	649
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	680	706
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	155	161
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	175	182
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	460	466
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	480	502
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	475	500
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	165	175
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	100	107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	560	597
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	55	59
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	865	877
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2029	355	373
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	605	658
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	200	218
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	500	546
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	155	169
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	500	546
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	125	137
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	615	672
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	130	132
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	180	193
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	150	168
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	25	28
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	505	564
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	120	122
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	600	642
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2031	75	79
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	825	916
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	390	443
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	415	473
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	160	182
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	340	388
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2031	285	305
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	590	619
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	705	781
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	675	764
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	145	168
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	705	817
Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2027	485	503
Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2028	155	165
Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2029	360	392
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	700	827
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	1,315	1,314
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	10	10
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	400	404
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	40	42
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	2,000	2,224
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	2,250	2,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Haven CT GO	5.000%	8/1/2031	70	79
					61,507
Delaware (0.2%)
	Delaware GO	5.000%	1/1/2027	315	322
	Delaware GO	5.000%	1/1/2028	727	766
	Delaware GO	5.000%	3/1/2029	715	776
	Delaware GO	5.000%	3/1/2031	605	688
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	520	582
					3,134
District of Columbia (1.9%)
	District of Columbia College & University Revenue	5.000%	4/1/2030	80	82
	District of Columbia College & University Revenue	5.000%	4/1/2032	665	683
	District of Columbia GO	5.000%	10/15/2026	645	657
	District of Columbia GO	5.000%	10/15/2027	725	759
	District of Columbia GO	5.000%	12/1/2027	125	131
	District of Columbia GO	5.000%	10/15/2028	660	709
	District of Columbia GO	5.000%	12/1/2028	855	922
	District of Columbia GO	5.000%	6/1/2029	2,075	2,263
	District of Columbia GO	5.000%	10/15/2029	845	919
	District of Columbia GO	5.000%	6/1/2030	410	457
	District of Columbia GO	5.000%	8/1/2030	260	291
	District of Columbia GO	5.000%	10/15/2030	795	862
	District of Columbia GO	5.000%	12/1/2030	785	884
	District of Columbia GO	5.000%	8/1/2031	465	530
	District of Columbia GO	5.000%	10/15/2031	470	509
	District of Columbia GO	5.000%	6/1/2032	520	537
[2]	District of Columbia GO	5.000%	6/1/2032	310	358
	District of Columbia GO	5.000%	10/15/2032	200	216
	District of Columbia GO	5.000%	12/1/2032	160	186
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	910	925
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	315	320
	District of Columbia Income Tax Revenue	5.000%	12/1/2026	190	194
	District of Columbia Income Tax Revenue	5.000%	6/1/2027	800	829
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	625	654
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	390	408
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	695	730
	District of Columbia Income Tax Revenue	5.000%	6/1/2028	675	718
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	1,505	1,616
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	740	795
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	180	194
	District of Columbia Income Tax Revenue	5.000%	3/1/2029	235	255
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	340	374
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	255	280
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	210	232
	District of Columbia Income Tax Revenue	5.000%	3/1/2030	1,820	1,994
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	260	292
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	330	370
	District of Columbia Income Tax Revenue	5.000%	3/1/2031	515	563
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	240	275
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	310	355
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	460	526
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	120	138
	District of Columbia Income Tax Revenue	5.000%	3/1/2032	865	944
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	405	469
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	115	125
[2]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2032	500	580
[2]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2033	500	587
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2030	165	145
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	500	512
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2026	260	264
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	50	52
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	500	521
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	500	520
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,270	1,317
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2030	2,130	2,369
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	155	175
					33,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida (2.8%)
	Broward County FL School District COP	5.000%	7/1/2026	300	303
	Broward County FL School District COP	5.000%	7/1/2027	475	491
[1]	Broward County FL School District COP	5.000%	7/1/2027	250	259
	Broward County FL School District COP	5.000%	7/1/2028	1,350	1,430
	Broward County FL School District COP	5.000%	7/1/2030	160	177
[1]	Broward County FL School District COP	5.000%	7/1/2030	225	249
	Broward County FL School District COP	5.000%	7/1/2031	920	1,019
	Broward County FL School District COP	5.000%	7/1/2032	1,700	1,872
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	1,025	1,063
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	465	469
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	815	868
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	625	628
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	375	377
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	300	348
[1]	Central Florida Expressway Authority Highway Revenue, ETM	5.000%	7/1/2031	360	411
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	500	503
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	500	503
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	315	318
[1]	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2031	65	74
[1]	Duval County Public Schools COP	5.000%	7/1/2026	1,855	1,872
[1]	Duval County Public Schools COP	5.000%	7/1/2027	360	373
[1]	Duval County Public Schools COP	5.000%	7/1/2028	890	946
[1]	Duval County Public Schools COP	5.000%	7/1/2029	970	1,056
[1]	Duval County Public Schools COP	5.000%	7/1/2030	850	946
[1]	Duval County Public Schools COP	5.000%	7/1/2031	1,515	1,678
	Florida Department of Management Services COP	5.000%	11/1/2026	270	275
	Florida Department of Management Services COP	5.000%	11/1/2027	555	581
	Florida Department of Management Services COP	5.000%	11/1/2028	1,000	1,074
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2027	585	607
	Florida GO	5.000%	6/1/2026	750	755
	Florida GO	5.000%	6/1/2027	750	777
	Florida GO	5.000%	6/1/2029	400	437
	Florida GO	5.000%	6/1/2031	345	393
	Florida GO	5.000%	6/1/2032	450	521
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	1,270	1,272
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	1,725	1,747
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	100	101
	Florida Lottery Revenue	5.000%	7/1/2027	1,175	1,220
	Florida Lottery Revenue	5.000%	7/1/2028	535	569
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	170	172
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	565	574
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	190	208
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	240	268
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	280	319
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	1,000	1,004
	Hillsborough County School Board COP	5.000%	7/1/2029	125	136
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	150	156
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	580	604
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	570	610
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	205	214
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	195	214
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	470	489
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	710	796
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	375	429
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	1,200	1,395
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	615	642
	Lee County FL School Board COP	3.000%	8/1/2026	75	75
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	210	214
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	660	688
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	415	434
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	250	261
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	950	991
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2029	165	172
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	285	320
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	450	514
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	200	229
	Miami-Dade County School Board COP	5.000%	5/1/2026	780	784
	Miami-Dade County School Board COP	5.000%	2/1/2027	195	195
	Miami-Dade County School Board COP	5.000%	2/1/2028	85	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County School Board COP	5.000%	5/1/2028	250	265
	Miami-Dade County School Board COP	4.000%	8/1/2028	145	145
	Miami-Dade County School Board COP	5.000%	2/1/2029	225	225
	Miami-Dade County School Board COP	5.000%	5/1/2029	150	163
	Miami-Dade County School Board COP	4.000%	8/1/2029	155	155
	Miami-Dade County School Board COP	5.000%	5/1/2030	135	150
	Miami-Dade County School Board COP	5.000%	2/1/2031	300	301
	Miami-Dade County School Board COP	5.000%	5/1/2031	150	170
	Orange County School Board COP	5.000%	8/1/2032	135	156
	Orange County School Board COP, Prere.	5.000%	8/1/2026	1,120	1,133
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	180	169
	Palm Beach County School District COP	5.000%	8/1/2026	55	56
	Palm Beach County School District COP	5.000%	8/1/2027	465	483
	Palm Beach County School District COP	5.000%	8/1/2027	165	172
	Palm Beach County School District COP	5.000%	8/1/2028	965	1,027
	Palm Beach County School District COP	5.000%	8/1/2030	200	223
	Palm Beach County School District COP	5.000%	8/1/2031	250	284
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	155	174
	West Palm Beach Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	3/1/2032	1,550	1,662
					48,867
Georgia (2.4%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	155	156
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	400	415
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	175	186
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	240	262
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	315	352
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2026	45	45
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	25	26
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2028	245	247
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	765	859
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	500	572
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	310	315
	Georgia GO	5.000%	7/1/2026	130	131
	Georgia GO	5.000%	7/1/2026	325	328
	Georgia GO	5.000%	7/1/2026	150	151
	Georgia GO	5.000%	8/1/2026	320	324
	Georgia GO	3.000%	1/1/2027	505	508
	Georgia GO	4.000%	1/1/2027	310	315
	Georgia GO	5.000%	1/1/2027	155	159
	Georgia GO	5.000%	2/1/2027	350	359
	Georgia GO	5.000%	7/1/2027	425	441
	Georgia GO	5.000%	7/1/2027	65	68
	Georgia GO	5.000%	7/1/2027	55	56
	Georgia GO	5.000%	7/1/2027	100	104
	Georgia GO	5.000%	8/1/2027	460	479
	Georgia GO	5.000%	12/1/2027	720	736
	Georgia GO	4.000%	1/1/2028	335	347
	Georgia GO	5.000%	1/1/2028	170	174
	Georgia GO	5.000%	2/1/2028	725	744
	Georgia GO	4.000%	7/1/2028	1,165	1,216
	Georgia GO	5.000%	7/1/2028	160	171
	Georgia GO	5.000%	7/1/2028	490	523
	Georgia GO	5.000%	7/1/2028	50	53
	Georgia GO	5.000%	7/1/2028	585	624
	Georgia GO	5.000%	7/1/2028	405	421
	Georgia GO	5.000%	8/1/2028	385	412
	Georgia GO	3.000%	2/1/2029	240	240
	Georgia GO	5.000%	2/1/2029	655	673
	Georgia GO	4.000%	7/1/2029	1,020	1,084
	Georgia GO	5.000%	7/1/2029	110	114
	Georgia GO	5.000%	7/1/2029	180	197
	Georgia GO	5.000%	7/1/2029	155	166
	Georgia GO	5.000%	7/1/2029	155	170
	Georgia GO	5.000%	8/1/2029	275	302
	Georgia GO	3.000%	2/1/2030	460	460
	Georgia GO	5.000%	2/1/2030	100	103
	Georgia GO	5.000%	7/1/2030	665	727
	Georgia GO	5.000%	7/1/2030	235	244
	Georgia GO	5.000%	7/1/2030	1,410	1,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	7/1/2030	200	213
	Georgia GO	5.000%	8/1/2030	235	264
	Georgia GO	4.000%	2/1/2031	1,000	1,001
	Georgia GO	5.000%	7/1/2031	85	93
	Georgia GO	5.000%	7/1/2031	155	165
	Georgia GO	5.000%	7/1/2031	1,290	1,477
	Georgia GO	5.000%	8/1/2031	170	190
	Georgia GO	5.000%	7/1/2032	205	224
	Georgia GO	5.000%	8/1/2032	280	313
	Georgia GO	5.000%	2/1/2033	1,025	1,051
[5]	Georgia Local Government COP	4.750%	6/1/2028	329	339
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	105	106
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	1,730	1,742
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	625	648
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	300	319
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	605	659
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	215	239
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	515	572
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	210	233
	Gwinnett County School District GO	5.000%	8/1/2026	1,350	1,366
	Gwinnett County School District GO	5.000%	8/1/2027	910	947
	Gwinnett County School District GO	5.000%	2/1/2032	1,485	1,718
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	55	63
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	695	761
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	1,070	1,171
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	400	438
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	715	800
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,495	1,735
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,015	1,178
	Richmond County Board of Education GO	5.000%	10/1/2028	395	423
	Richmond County Board of Education GO	5.000%	10/1/2031	920	1,053
	Richmond County Board of Education GO	5.000%	10/1/2032	1,300	1,513
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	620	622
					41,976
Hawaii (1.0%)
	Hawaii GO	4.000%	4/1/2026	65	65
	Hawaii GO	5.000%	5/1/2026	140	141
	Hawaii GO	5.000%	10/1/2026	445	447
	Hawaii GO	5.000%	10/1/2026	665	676
	Hawaii GO	5.000%	4/1/2027	165	165
	Hawaii GO	5.000%	5/1/2027	235	243
	Hawaii GO	5.000%	8/1/2027	350	350
	Hawaii GO	5.000%	10/1/2027	215	219
	Hawaii GO	5.000%	10/1/2027	225	228
	Hawaii GO	5.000%	1/1/2028	510	537
	Hawaii GO	4.000%	4/1/2028	285	285
	Hawaii GO	5.000%	5/1/2028	60	62
	Hawaii GO	5.000%	10/1/2028	205	209
	Hawaii GO	5.000%	1/1/2029	380	400
	Hawaii GO	4.000%	4/1/2029	100	100
	Hawaii GO	5.000%	10/1/2029	1,395	1,419
	Hawaii GO	5.000%	1/1/2030	345	363
	Hawaii GO	4.000%	5/1/2030	30	31
	Hawaii GO	5.000%	1/1/2031	145	152
	Hawaii GO	4.000%	5/1/2031	165	168
	Hawaii GO	4.000%	10/1/2031	475	480
	Hawaii GO	5.000%	10/1/2031	140	146
	Hawaii GO	5.000%	1/1/2032	220	237
	Hawaii GO	3.000%	4/1/2032	830	830
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	150	150
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	1,685	1,685
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	310	315
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	150	154
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	485	499
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	425	444
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	575	608
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	345	365
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	840	900
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	635	688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	610	661
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	485	519
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	220	244
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	775	860
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	135	144
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	990	1,098
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	775	878
					18,165
Idaho (0.6%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	230	250
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	375	379
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	1,045	1,052
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	500	504
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	1,225	1,269
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	520	539
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	910	968
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	500	532
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	1,035	1,154
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	225	251
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	345	393
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	280	319
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,850	2,144
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	750	869
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	15	15
					10,638
Illinois (5.3%)
	Chicago IL GO	5.000%	1/1/2027	250	253
	Chicago IL GO	5.000%	1/1/2028	155	159
	Chicago IL GO	0.000%	1/1/2029	100	91
	Chicago IL GO	5.000%	1/1/2029	150	156
	Chicago IL GO	5.000%	1/1/2029	85	89
	Chicago IL GO	5.000%	1/1/2030	775	818
	Chicago IL GO	5.000%	1/1/2031	255	272
[5]	Chicago IL GO	0.000%	1/1/2032	500	414
	Chicago IL GO	4.000%	1/1/2032	300	306
	Chicago IL GO	5.000%	1/1/2032	475	505
	Chicago IL GO	5.000%	1/1/2032	100	108
	Chicago IL GO	5.000%	1/1/2033	160	169
	Chicago IL GO	5.000%	1/1/2033	10	11
	Chicago IL GO	5.000%	1/1/2033	20	22
[5]	Chicago IL GO, ETM	0.000%	1/1/2028	210	200
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	660	747
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	160	164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	1,405	1,473
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	250	262
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	95	97
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	635	684
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,155	1,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	905	997
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	610	684
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	260	296
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	510	590
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,050	1,108
	Cook County IL GO	4.000%	11/15/2026	305	308
[1]	Cook County IL GO	5.000%	11/15/2026	545	556
	Cook County IL GO	4.000%	11/15/2027	640	657
	Cook County IL GO	5.000%	11/15/2028	110	117
	Cook County IL GO	5.000%	11/15/2029	980	1,069
	Cook County IL GO	5.000%	11/15/2030	190	193
	Cook County IL GO	5.000%	11/15/2031	310	315
	Cook County IL GO	5.000%	11/15/2031	205	228
	Cook County IL GO	5.000%	11/15/2032	850	941
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	875	951
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	710	769
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	465	479
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	530	585
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	655	737
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	1,115	1,274
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	475	543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	20	23
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2028	150	158
	Illinois GO	5.000%	3/1/2026	350	350
	Illinois GO	5.000%	3/1/2026	150	150
	Illinois GO	5.000%	3/1/2026	150	150
	Illinois GO	5.000%	5/1/2026	500	502
	Illinois GO	5.000%	7/1/2026	805	812
	Illinois GO	5.000%	9/1/2026	915	927
	Illinois GO	5.000%	10/1/2026	855	868
	Illinois GO	5.000%	11/1/2026	630	641
	Illinois GO	5.000%	11/1/2026	1,500	1,526
	Illinois GO	5.000%	12/1/2026	5	5
	Illinois GO	5.000%	2/1/2027	930	952
	Illinois GO	5.000%	2/1/2027	1,945	1,991
	Illinois GO	5.000%	3/1/2027	725	744
	Illinois GO	5.000%	3/1/2027	400	410
	Illinois GO	5.000%	3/1/2027	200	205
	Illinois GO	5.000%	3/1/2027	290	298
	Illinois GO	5.000%	6/1/2027	155	156
	Illinois GO	5.000%	7/1/2027	2,225	2,302
	Illinois GO	5.000%	9/1/2027	360	374
	Illinois GO	5.000%	10/1/2027	235	245
	Illinois GO	5.000%	10/1/2027	50	52
	Illinois GO	5.000%	11/1/2027	4,410	4,600
	Illinois GO	5.000%	2/1/2028	1,175	1,203
	Illinois GO	5.000%	3/1/2028	350	368
	Illinois GO	5.000%	3/1/2028	235	247
	Illinois GO	5.000%	3/1/2028	150	158
	Illinois GO	5.000%	5/1/2028	260	274
	Illinois GO	5.000%	5/1/2028	230	243
	Illinois GO	5.000%	7/1/2028	1,290	1,366
	Illinois GO	5.250%	9/1/2028	2,000	2,140
	Illinois GO	5.000%	10/1/2028	190	202
	Illinois GO	5.000%	11/1/2028	1,355	1,412
	Illinois GO	5.000%	11/1/2028	85	91
	Illinois GO	5.000%	12/1/2028	25	26
	Illinois GO	5.000%	2/1/2029	430	440
	Illinois GO	5.000%	2/1/2029	355	381
	Illinois GO	5.000%	3/1/2029	1,355	1,457
	Illinois GO	5.000%	3/1/2029	220	237
	Illinois GO	5.000%	5/1/2029	115	124
	Illinois GO	5.000%	5/1/2029	95	103
	Illinois GO	5.000%	7/1/2029	595	644
	Illinois GO	5.000%	10/1/2029	210	224
	Illinois GO	5.000%	10/1/2029	215	234
	Illinois GO	5.000%	10/1/2029	100	106
	Illinois GO	5.000%	11/1/2029	1,275	1,327
[1]	Illinois GO	4.000%	2/1/2030	425	430
	Illinois GO	5.000%	2/1/2030	115	126
	Illinois GO	5.000%	3/1/2030	365	401
	Illinois GO	5.000%	3/1/2030	340	373
	Illinois GO	5.000%	5/1/2030	120	132
	Illinois GO	5.500%	5/1/2030	995	1,073
	Illinois GO	5.000%	7/1/2030	835	921
	Illinois GO	5.000%	10/1/2030	930	988
	Illinois GO	5.000%	10/1/2030	100	106
	Illinois GO	5.000%	12/1/2030	245	272
[1]	Illinois GO	4.000%	2/1/2031	290	293
	Illinois GO	5.000%	2/1/2031	775	863
	Illinois GO	5.000%	3/1/2031	340	379
	Illinois GO	5.000%	3/1/2031	200	223
	Illinois GO	5.000%	5/1/2031	230	257
	Illinois GO	5.000%	5/1/2031	765	855
	Illinois GO	5.000%	7/1/2031	655	734
	Illinois GO	5.000%	10/1/2031	1,190	1,313
	Illinois GO	5.000%	12/1/2031	65	73
	Illinois GO	5.000%	2/1/2032	505	571
	Illinois GO	5.000%	3/1/2032	1,510	1,677
	Illinois GO	5.000%	3/1/2032	250	283
	Illinois GO	5.000%	5/1/2032	430	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/2032	990	1,122
	Illinois GO	5.000%	12/1/2032	490	559
	Illinois GO	5.000%	3/1/2033	600	675
	Illinois GO	5.000%	5/1/2033	15	17
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2027	500	512
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2028	115	121
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	475	522
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	400	449
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	400	457
	Illinois Sales Tax Revenue	5.000%	6/15/2028	350	371
	Illinois Sales Tax Revenue	5.000%	6/15/2030	525	580
	Illinois Sales Tax Revenue	5.000%	6/15/2032	100	114
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	780	799
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	1,515	1,551
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	455	466
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	180	189
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	960	1,010
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,145	1,233
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	930	1,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	315	339
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	760	838
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	150	165
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	520	559
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,245	1,370
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	325	358
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	705	706
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	335	336
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	100	116
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	435	440
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	345	334
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	510	479
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	230	239
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	500	442
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	605	617
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	20	20
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2028	895	914
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	1,040	1,062
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	240	245
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	145	163
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,500	1,530
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	735	842
	New Lenox IL GO	3.000%	12/15/2026	60	60
	Ogle Lee & DeKalb Counties Township High School District No. 212 Rochelle GO	3.000%	12/1/2026	60	60
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2026	70	71
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	245	266
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2027	10	10
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	1,255	1,376
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10	11
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	960	981
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	380	399
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	350	376
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	570	625
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	500	542
[6]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2033	10	11
[1]	St. Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/2028	25	26
					94,595
Indiana (0.4%)
	Carmel Clay Industry Public Library GO	3.000%	7/15/2026	65	65
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	100	112
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	400	445
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	215	244
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	1,000	1,130
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	775	791
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	150	153
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	890	945
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	595	648
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	315	319
	Indiana Finance Authority Water Revenue	5.000%	2/1/2028	1,160	1,223
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2029	430	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	330	347
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2030	480	512
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2027	235	229
					7,616
Iowa (0.1%)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	800	933
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	375	390
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	365	380
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	460	479
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	190	197
					2,379
Kansas (0.5%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	475	482
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	290	303
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	100	112
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	1,365	1,561
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	100	114
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	960	1,117
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	260	263
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	4,000	4,062
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	860	874
					8,888
Kentucky (0.5%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	665	674
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	325	331
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	2,660	2,709
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	1,360	1,386
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2026	385	392
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2027	1,060	1,110
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2028	1,230	1,319
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	60	66
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	345	365
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	450	499
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	200	226
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2031	500	569
					9,646
Louisiana (0.2%)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	500	502
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	250	284
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	250	289
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	5	6
	Louisiana GO	5.000%	8/1/2026	25	25
	Louisiana GO	5.000%	8/1/2027	410	415
	Louisiana GO	5.000%	2/1/2028	165	174
	Louisiana GO	5.000%	8/1/2028	340	344
	Louisiana GO	5.000%	2/1/2030	20	22
	Louisiana GO	5.000%	9/1/2030	1,370	1,535
	Louisiana GO	5.000%	9/1/2031	65	74
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	100	104
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	160	165
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project), Prere.	5.500%	5/15/2026	75	76
					4,015
Maryland (3.5%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	125	127
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	270	275
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	1,000	1,019
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	405	422
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	80	81
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	590	617
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2027	475	498
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	260	271
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	370	387
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	750	807
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	375	391
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	175	178
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2029	1,500	1,653
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2030	500	563

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	750	755
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2031	275	265
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2031	150	172
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	340	342
Maryland GO	5.000%	3/15/2026	110	110
Maryland GO	5.000%	3/15/2026	550	551
Maryland GO	5.000%	3/15/2026	415	415
Maryland GO	3.000%	8/1/2026	120	120
Maryland GO	4.000%	8/1/2026	260	262
Maryland GO	5.000%	8/1/2026	590	597
Maryland GO	5.000%	8/1/2026	280	283
Maryland GO	5.000%	8/1/2026	360	364
Maryland GO	5.000%	8/1/2026	1,635	1,655
Maryland GO	5.000%	8/1/2026	100	101
Maryland GO	5.000%	3/1/2027	140	144
Maryland GO	5.000%	3/15/2027	960	989
Maryland GO	5.000%	3/15/2027	425	438
Maryland GO	5.000%	3/15/2027	380	392
Maryland GO	5.000%	3/15/2027	360	371
Maryland GO	3.000%	8/1/2027	215	217
Maryland GO	5.000%	8/1/2027	155	161
Maryland GO	5.000%	8/1/2027	115	120
Maryland GO	5.000%	8/1/2027	1,010	1,052
Maryland GO	5.000%	8/1/2027	120	125
Maryland GO	5.000%	8/1/2027	355	370
Maryland GO	5.000%	8/1/2027	915	953
Maryland GO	4.000%	3/1/2028	675	700
Maryland GO	5.000%	3/15/2028	445	458
Maryland GO	5.000%	3/15/2028	195	206
Maryland GO	5.000%	3/15/2028	480	508
Maryland GO	5.000%	3/15/2028	485	513
Maryland GO	5.000%	6/1/2028	190	202
Maryland GO	4.000%	8/1/2028	395	412
Maryland GO	5.000%	8/1/2028	445	476
Maryland GO	5.000%	8/1/2028	650	695
Maryland GO	5.000%	8/1/2028	445	476
Maryland GO	5.000%	8/1/2028	1,110	1,186
Maryland GO	5.000%	8/1/2028	1,670	1,785
Maryland GO	5.000%	8/1/2028	100	104
Maryland GO	5.000%	8/1/2028	2,345	2,506
Maryland GO	4.000%	3/1/2029	365	385
Maryland GO	5.000%	3/1/2029	505	548
Maryland GO	5.000%	3/15/2029	440	466
Maryland GO	5.000%	3/15/2029	105	114
Maryland GO	5.000%	3/15/2029	510	554
Maryland GO	5.000%	6/1/2029	1,650	1,801
Maryland GO	4.000%	8/1/2029	190	202
Maryland GO	5.000%	8/1/2029	255	279
Maryland GO	5.000%	8/1/2029	1,035	1,134
Maryland GO	5.000%	8/1/2029	770	823
Maryland GO	5.000%	8/1/2029	525	546
Maryland GO	5.000%	8/1/2029	90	99
Maryland GO	5.000%	8/1/2029	1,750	1,918
Maryland GO	5.000%	3/1/2030	110	122
Maryland GO	5.000%	3/15/2030	345	365
Maryland GO	5.000%	3/15/2030	940	1,020
Maryland GO	5.000%	3/15/2030	570	634
Maryland GO	5.000%	3/15/2030	325	362
Maryland GO	5.000%	6/1/2030	705	788
Maryland GO	3.250%	8/1/2030	150	150
Maryland GO	5.000%	8/1/2030	155	170
Maryland GO	5.000%	8/1/2030	255	286
Maryland GO	5.000%	8/1/2030	510	572
Maryland GO	5.000%	8/1/2030	875	934
Maryland GO	5.000%	3/1/2031	475	539
Maryland GO	5.000%	3/15/2031	1,130	1,224
Maryland GO	5.000%	3/15/2031	235	261
Maryland GO	5.000%	3/15/2031	245	278
Maryland GO	3.000%	6/1/2031	165	165
Maryland GO	5.000%	6/1/2031	35	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	5.000%	8/1/2031	285	312
	Maryland GO	5.000%	8/1/2031	460	490
	Maryland GO	5.000%	8/1/2031	505	565
	Maryland GO	5.000%	8/1/2031	705	807
	Maryland GO	5.000%	3/1/2032	1,110	1,257
	Maryland GO	5.000%	3/15/2032	1,460	1,616
	Maryland GO	5.000%	6/1/2032	300	349
	Maryland GO	5.000%	8/1/2032	1,765	2,014
	Maryland GO	5.000%	3/15/2033	5	6
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	135	136
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	430	432
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	135	143
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2031	90	103
	Montgomery County MD GO	5.000%	10/1/2026	360	366
	Montgomery County MD GO	5.000%	12/1/2026	210	215
	Montgomery County MD GO	5.000%	10/1/2027	115	120
	Montgomery County MD GO	5.000%	12/1/2027	1,115	1,171
	Montgomery County MD GO	5.000%	12/1/2029	225	249
	Montgomery County MD GO	5.000%	12/1/2031	1,525	1,757
	Montgomery County MD GO	5.000%	12/1/2032	1,425	1,668
	Prince George's County MD GO	5.000%	7/15/2026	85	86
	Prince George's County MD GO	5.000%	9/15/2026	55	56
	Prince George's County MD GO	5.000%	7/15/2027	500	520
	Prince George's County MD GO	5.000%	7/15/2028	590	630
	Prince George's County MD GO	3.000%	9/15/2028	175	176
	Prince George's County MD GO	5.000%	7/15/2029	625	667
	Prince George's County MD GO	5.000%	7/15/2031	210	224
					61,754
Massachusetts (3.3%)
	Commonwealth of Massachusetts GO	5.000%	3/1/2026	50	50
	Commonwealth of Massachusetts GO	5.000%	4/1/2026	10	10
	Commonwealth of Massachusetts GO	5.000%	5/1/2026	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	145	146
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	515	520
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	785	793
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	360	363
	Commonwealth of Massachusetts GO	5.000%	10/1/2026	140	142
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	545	556
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	195	199
[3]	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,405	1,432
	Commonwealth of Massachusetts GO	3.000%	12/1/2026	105	106
	Commonwealth of Massachusetts GO	5.000%	12/1/2026	220	225
	Commonwealth of Massachusetts GO	5.000%	1/1/2027	455	466
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	580	602
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	250	252
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	560	582
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	225	234
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	900	939
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	350	366
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	180	189
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	235	246
	Commonwealth of Massachusetts GO	3.000%	12/1/2027	300	304
	Commonwealth of Massachusetts GO	5.000%	1/1/2028	805	848
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	100	106
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	275	275
	Commonwealth of Massachusetts GO	3.250%	7/1/2028	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	150	152
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	820	876
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	300	320
	Commonwealth of Massachusetts GO	5.250%	8/1/2028	215	231
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	125	135
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	925	997
	Commonwealth of Massachusetts GO	5.000%	1/1/2029	585	617
	Commonwealth of Massachusetts GO	5.000%	3/1/2029	540	587
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	100	109
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	405	444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	280	307
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	325	356
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	45	50
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	125	138
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	500	552
	Commonwealth of Massachusetts GO	5.000%	11/1/2029	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	510	537
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	65	70
	Commonwealth of Massachusetts GO	5.000%	3/1/2030	1,995	2,223
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	230	258
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/2030	1,910	2,159
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	130	147
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	555	610
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	275	311
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	1,200	1,258
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	250	283
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	735	831
	Commonwealth of Massachusetts GO	5.000%	12/1/2030	1,700	1,926
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	290	313
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	110	116
	Commonwealth of Massachusetts GO	5.000%	2/1/2031	240	273
	Commonwealth of Massachusetts GO	5.000%	3/1/2031	1,945	2,216
	Commonwealth of Massachusetts GO	5.000%	5/1/2031	115	131
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	345	348
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	330	333
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	500	574
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	750	863
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	2,550	2,940
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	145	152
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	265	306
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	1,045	1,207
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	165	191
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	100	105
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	405	438
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	1,095	1,271
	Commonwealth of Massachusetts GO	5.000%	5/1/2032	500	582
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	500	584
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2027	645	662
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2028	130	138
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2030	65	73
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2026	225	226
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	920	929
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	325	338
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	300	283
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	430	462
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	55	51
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	80	88
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	335	370
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	105	119
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	250	287
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	575	551
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2029	280	262
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2026	265	268
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2027	255	258
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	150	157
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2029	235	236
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2030	435	484
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2031	35	35
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/2032	400	470
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	1,250	1,470
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	1,185	1,368
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2029	500	544
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2027	625	642
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2028	270	285
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2029	1,000	1,087
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	400	446
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2031	250	285
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	500	582
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	535	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	140	143
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	65	70
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	825	887
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	170	182
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2026	250	253
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	785	795
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	40	42
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	280	302
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2029	365	370
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	175	182
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	125	127
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	455	474
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	400	405
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	75	76
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	70	71
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	30	30
					58,137
Michigan (1.6%)
[1,7]	Detroit City School District GO	5.250%	5/1/2030	355	396
[1,7]	Detroit City School District GO	5.250%	5/1/2032	500	572
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2026	2,510	2,533
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	250	284
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	650	739
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	200	202
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	555	576
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	110	125
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	810	921
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	940	1,087
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	620	689
	Michigan Appropriations Revenue GAN	5.000%	3/15/2026	1,490	1,492
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	1,700	1,750
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	70	71
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	930	944
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	1,520	1,543
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/2027	150	157
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	245	249
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	1,230	1,251
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	190	193
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	100	107
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	360	408
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	1,635	1,889
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2033	1,000	1,171
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	880	923
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	2,065	2,222
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2029	525	579
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	885	998
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	365	420
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	590	663
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	360	403
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2029	475	524
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	800	902
	University of Michigan College & University Revenue	5.000%	4/1/2026	70	70
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2026	385	386
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2026	175	175
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	125	129
					27,743
Minnesota (1.3%)
	Metropolitan Council GAN GO	5.000%	12/1/2026	1,250	1,277
	Metropolitan Council GAN GO	5.000%	12/1/2027	355	373
	Metropolitan Council GAN GO	5.000%	12/1/2028	760	819
	Metropolitan Council GAN GO	5.000%	12/1/2029	225	248
	Metropolitan Council GO	5.000%	3/1/2026	155	155
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2027	300	307
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	230	235
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	190	194
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	590	603
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	560	572
	Minnesota Appropriations Revenue	5.000%	3/1/2027	460	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Appropriations Revenue	5.000%	3/1/2028	275	291
	Minnesota Appropriations Revenue	5.000%	3/1/2029	230	249
	Minnesota GO	5.000%	8/1/2026	230	233
	Minnesota GO	5.000%	8/1/2026	275	278
	Minnesota GO	5.000%	8/1/2026	120	121
	Minnesota GO	5.000%	8/1/2026	190	192
	Minnesota GO	5.000%	8/1/2026	2,000	2,024
	Minnesota GO	5.000%	9/1/2026	845	857
	Minnesota GO	5.000%	10/1/2026	55	56
	Minnesota GO	5.000%	8/1/2027	70	71
	Minnesota GO	5.000%	8/1/2027	365	380
	Minnesota GO	5.000%	8/1/2027	245	255
	Minnesota GO	5.000%	9/1/2027	185	193
	Minnesota GO	5.000%	10/1/2027	455	476
	Minnesota GO	5.000%	8/1/2028	175	187
	Minnesota GO	5.000%	8/1/2028	910	971
	Minnesota GO	5.000%	9/1/2028	605	647
	Minnesota GO	5.000%	8/1/2029	1,500	1,640
	Minnesota GO	5.000%	9/1/2029	300	329
	Minnesota GO	3.000%	10/1/2029	100	101
	Minnesota GO	5.000%	8/1/2030	490	548
	Minnesota GO	5.000%	8/1/2030	175	196
	Minnesota GO	5.000%	9/1/2030	295	331
	Minnesota GO	3.000%	10/1/2030	250	252
	Minnesota GO	5.000%	8/1/2031	125	143
	Minnesota GO	5.000%	9/1/2031	965	1,103
	Minnesota GO	5.000%	8/1/2032	1,590	1,846
	Minnesota GO	5.000%	8/1/2032	750	871
	Minnesota GO	5.000%	8/1/2032	380	441
	Minnesota GO	5.000%	9/1/2032	445	508
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2026	435	435
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	555	571
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	295	335
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	335	388
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2033	10	12
					22,787
Mississippi (0.3%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	100	110
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	300	337
	Mississippi GO	5.000%	10/1/2026	425	428
	Mississippi GO	5.000%	10/1/2027	1,355	1,417
	Mississippi GO	5.000%	10/1/2028	675	705
	Mississippi GO	5.000%	10/1/2029	160	167
	Mississippi GO	5.000%	10/1/2030	615	642
	Mississippi GO, Prere.	5.000%	10/1/2027	395	413
	Mississippi GO, Prere.	5.000%	10/1/2027	20	21
	Mississippi GO, Prere.	5.000%	10/1/2027	160	167
	Mississippi GO, Prere.	5.000%	10/1/2027	95	100
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	40	42
					4,549
Missouri (0.4%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	410	423
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	200	201
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2026	265	266
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	210	223
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	365	398
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	360	410
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	1,130	1,311
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	4.000%	5/1/2033	10	11
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2027	100	103
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2028	1,070	1,136
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/2026	250	251
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/2026	270	271
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	270	281
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	165	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2030	115	130
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	1,680	1,890
					7,482
Nebraska (0.2%)
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2032	165	187
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	1,490	1,566
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	235	254
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	820	883
					2,890
Nevada (0.6%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	115	116
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	545	565
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	810	862
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,580	1,724
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	380	415
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	180	196
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	125	145
	Clark County NV GO	5.000%	11/1/2026	480	489
	Clark County NV GO	5.000%	11/1/2027	30	31
	Clark County NV GO	5.000%	11/1/2028	105	107
	Clark County NV GO	4.000%	11/1/2031	145	146
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2026	210	212
	Clark County School District GO	5.000%	6/15/2026	675	677
	Clark County School District GO	5.000%	6/15/2026	435	439
	Clark County School District GO	5.000%	6/15/2027	160	166
	Clark County School District GO	5.000%	6/15/2028	1,200	1,275
	Nevada GO	5.000%	10/1/2026	1,625	1,652
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	585	589
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	330	332
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	235	237
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	275	285
					10,660
New Hampshire (0.1%)
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	1,040	1,203
New Jersey (6.1%)
[6]	Bayonne NJ GO, Prere.	5.000%	7/1/2026	155	156
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	150	143
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	1,030	1,113
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	340	340
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	675	686
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	750	751
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	275	283
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	720	755
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	145	145
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	500	516
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	140	143
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	95	97
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	1,115	1,141
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,000	1,027
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,225	1,258
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	1,100	1,109
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	1,755	1,853
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	540	550
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	185	191
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/2027	630	646
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,545	4,717
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	610	628
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	1,930	1,986
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	475	493
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	80	83
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	1,820	2,117
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	1,125	1,265
	New Jersey GO	5.000%	6/1/2026	3,415	3,440
	New Jersey GO	5.000%	6/1/2027	1,660	1,722
	New Jersey GO	5.000%	6/1/2028	4,225	4,500
	New Jersey GO	5.000%	6/1/2029	2,910	3,176
	New Jersey GO	4.000%	6/1/2030	2,685	2,886
	New Jersey GO	4.000%	6/1/2031	2,955	3,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	4.000%	6/1/2032	3,000	3,301
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	445	437
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	305	299
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	180	184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,185	2,201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	570	590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	10	10
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	1,010	967
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	1,600	1,533
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	200	210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	445	467
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,353
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	110	111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	530	563
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,570	1,668
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	380	355
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	400	374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	985	920
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	1,045	1,124
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,300	1,310
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	370	373
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	550	599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	360	392
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	535	582
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	945	863
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,135	1,942
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,635	1,647
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	100	101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	2,275	2,533
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	150	167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	530	590
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	480	424
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,880	1,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	190	204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	680	683
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	1,940	1,954
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	780	885
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	565	641
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	430	488
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	585	502
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	2,250	1,931
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	710	738
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	200	220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	885	1,000
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	160	184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	1,435	1,655
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	2,355	1,968
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	500	535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	490	559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	485	559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	4.500%	12/15/2028	250	267
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	1,115	1,204
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	1,420	1,639
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2031	155	176
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2032	275	317
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	105	105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	350	358
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	770	788
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	160	164
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	340	348
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	75	77
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	535	553
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	115	121
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	245	258
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	390	410
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	75	79
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	335	362
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	680	734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	200	221
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	285	315
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	680	751
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	100	113
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,065	1,201
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,000	1,089
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	360	377
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,630	3,018
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	885	981
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	540	607
					107,325
New Mexico (0.9%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	160	161
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	225	227
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,145	1,188
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	690	716
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	960	1,022
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	760	809
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	570	607
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	905	989
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	1,415	1,581
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	520	532
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	2,110	2,130
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	500	505
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	390	405
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	180	192
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	725	771
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	485	516
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	340	371
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	70	76
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	220	240
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	305	340
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	385	429
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	325	370
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	650	739
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	700	777
					15,693
New York (17.0%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2026	600	612
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2028	100	108
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2030	200	227
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	235	235
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	225	225
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	50	55
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	300	334
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	290	298
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	310	345
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	75	84
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	185	208
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	525	546
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,100	1,102
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,275	1,310
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	155	175
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,300	1,479
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	445	512
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	750	770
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	365	410
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	695	723
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	135	135
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	160	186
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	105	105
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	35	35
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	500	501
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	170	175
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	110	113
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	210	220
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	205	214
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	385	420
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	790	791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	105	105
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	410	423
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	275	307
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	820	843
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	475	488
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	305	313
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	260	267
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	30	32
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	175	159
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	85	86
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	125	144
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	340	338
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	2,240	2,259
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	425	427
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	420	424
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	305	311
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	565	577
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	395	395
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	545	485
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	2,105	1,762
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2026	350	354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	35	36
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	295	301
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	820	836
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	405	413
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,275	1,300
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	535	547
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	270	259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	550	576
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	110	115
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	130	134
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	71
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	260	265
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	220	230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	450	471
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	215	219
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	755	797
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	175	188
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	735	668
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,575	1,662
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	175	193
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	635	646
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	650	715
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	850	896
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	150	153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	635	670
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,190	1,336
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	100	112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	300	337
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,615	1,813
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	500	571
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	1,250	1,428
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	670	765
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	600	609
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	780	905
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	1,015	1,155
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	550	634
	Nassau County NY GO	5.000%	10/1/2027	5	5
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	55	59
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	895	902
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	430	430
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	110	114
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	250	259
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	1,210	1,238
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	565	603
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	625	639
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	15	16
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	135	144

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	465	496
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	250	267
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	315	345
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	240	252
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	50	52
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	980	1,073
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	225	252
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	105	118
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	105	114
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	155	174
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	50	56
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	60	67
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	250	280
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	775	887
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	105	120
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	260	297
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	125	130
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	1,410	1,613
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	485	535
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	415	468
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,140	2,493
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	50	52
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	215	223
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	75	78
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	15	15
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	95	96
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	240	249
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	350	364
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	135	140
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	580	603
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	330	353
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	860	894
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	50	55
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	225	240
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	100	113
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	670	696
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	155	174
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	215	223
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	390	416
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	190	218
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	1,900	2,026
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2026	250	253
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	360	384
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	130	139
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	215	229
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	255	272
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	600	640
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	585	624
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,850	1,972
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	625	703
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	600	689
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	500	585
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	235	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	370	377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	325	331
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	210	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	185	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	680	693
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	480	503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	480	503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	85	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	625	655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	505	530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	125	131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	80	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	750	786
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	415	435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	250	262

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	500	524
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2028	1,000	1,056
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	320	339
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	120	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,755	1,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	660	709
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	470	505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	625	671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,305	1,401
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	755	811
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	575	617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	515	553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,230	1,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	295	317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	295	296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	895	972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	250	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	365	399
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	260	263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	135	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	640	704
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	115	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	380	418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	360	396
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	255	280
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	985	1,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	250	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	500	550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,075	5,580
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	380	389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,000	1,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	330	331
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	870	897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	605	672
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	85	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	750	834
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	110	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	255	255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	290	299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	865	971
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	145	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	115	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	830	932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	750	842
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	700	786
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	945	1,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	250	281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	790	887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	340	382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	490	550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	390	400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	80	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	360	371
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	225	252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,000	1,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	85	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	515	534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	165	170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	120	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	390	446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	355	406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	525	601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	70	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	1,490	1,704
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	725	829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	250	286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	720	824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	670	686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	965	994

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	680	758
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	290	334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	230	232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	170	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	190	216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	160	186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	780	906
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,515	1,760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	185	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2027	5	5
New York GO	5.000%	3/15/2030	30	34
New York NY GO	5.000%	8/1/2026	240	241
New York NY GO	5.000%	8/1/2026	360	364
New York NY GO	5.000%	8/1/2026	295	299
New York NY GO	5.000%	8/1/2026	2,720	2,753
New York NY GO	5.000%	8/1/2026	635	643
New York NY GO	5.000%	8/1/2026	190	192
New York NY GO	5.000%	8/1/2026	205	207
New York NY GO	5.000%	8/1/2026	550	557
New York NY GO	5.000%	8/1/2026	1,320	1,336
New York NY GO	5.000%	8/1/2026	95	96
New York NY GO	5.000%	8/1/2026	530	536
New York NY GO	5.000%	8/1/2026	120	121
New York NY GO	5.000%	8/1/2026	735	744
New York NY GO	5.000%	8/1/2026	45	46
New York NY GO	5.000%	8/1/2026	300	304
New York NY GO	5.000%	8/1/2026	835	845
New York NY GO	5.000%	9/1/2026	1,325	1,344
New York NY GO	5.000%	3/1/2027	45	46
New York NY GO	5.000%	8/1/2027	155	157
New York NY GO	5.000%	8/1/2027	510	531
New York NY GO	5.000%	8/1/2027	110	115
New York NY GO	5.000%	8/1/2027	465	477
New York NY GO	5.000%	8/1/2027	1,200	1,249
New York NY GO	5.000%	8/1/2027	350	364
New York NY GO	5.000%	8/1/2027	460	479
New York NY GO	5.000%	8/1/2027	220	229
New York NY GO	5.000%	8/1/2027	335	349
New York NY GO	5.000%	8/1/2027	655	682
New York NY GO	5.000%	8/1/2027	1,095	1,140
New York NY GO	5.000%	8/1/2027	225	234
New York NY GO	5.000%	8/1/2027	880	916
New York NY GO	5.000%	9/1/2027	1,310	1,367
New York NY GO	5.000%	9/1/2027	1,040	1,085
New York NY GO	5.000%	2/1/2028	350	369
New York NY GO	5.000%	8/1/2028	490	502
New York NY GO	5.000%	8/1/2028	495	514
New York NY GO	5.000%	8/1/2028	215	226
New York NY GO	5.000%	8/1/2028	645	689
New York NY GO	5.000%	8/1/2028	160	171
New York NY GO	5.000%	8/1/2028	220	235
New York NY GO	5.000%	8/1/2028	265	283
New York NY GO	5.000%	8/1/2028	745	796
New York NY GO	5.000%	8/1/2028	750	801
New York NY GO	5.000%	8/1/2028	500	534
New York NY GO	5.000%	9/1/2028	360	385
New York NY GO	5.000%	9/1/2028	300	321
New York NY GO	5.000%	2/1/2029	3,100	3,354
New York NY GO	5.000%	8/1/2029	135	140
New York NY GO	5.000%	8/1/2029	760	833
New York NY GO	5.000%	8/1/2029	135	148
New York NY GO	5.000%	8/1/2029	160	175
New York NY GO	5.000%	8/1/2029	570	624
New York NY GO	5.000%	8/1/2029	145	159
New York NY GO	5.000%	8/1/2029	2,120	2,322
New York NY GO	5.000%	8/1/2029	370	405
New York NY GO	5.000%	8/1/2029	400	438
New York NY GO	5.000%	9/1/2029	1,440	1,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	10/1/2029	60	66
	New York NY GO	5.000%	2/1/2030	855	945
	New York NY GO	5.000%	4/1/2030	205	227
	New York NY GO	5.000%	8/1/2030	5	5
	New York NY GO	5.000%	8/1/2030	115	116
	New York NY GO	5.000%	8/1/2030	165	184
	New York NY GO	5.000%	8/1/2030	855	955
	New York NY GO	5.000%	8/1/2030	1,225	1,368
	New York NY GO	5.000%	8/1/2030	100	112
	New York NY GO	5.000%	8/1/2030	510	548
	New York NY GO	5.000%	8/1/2030	190	212
	New York NY GO	5.000%	8/1/2030	160	179
	New York NY GO	5.000%	8/1/2030	245	274
	New York NY GO	5.000%	8/1/2030	900	1,005
	New York NY GO	5.000%	9/1/2030	570	638
	New York NY GO	5.000%	10/1/2030	395	431
	New York NY GO	5.250%	10/1/2030	145	152
	New York NY GO	5.000%	12/1/2030	200	204
	New York NY GO	5.000%	2/1/2031	400	451
	New York NY GO	5.000%	3/1/2031	800	903
	New York NY GO	5.000%	8/1/2031	95	100
	New York NY GO	5.000%	8/1/2031	810	901
	New York NY GO	5.000%	8/1/2031	490	557
	New York NY GO	5.000%	8/1/2031	675	751
	New York NY GO	5.000%	8/1/2031	330	375
	New York NY GO	5.000%	8/1/2031	285	324
	New York NY GO	5.000%	8/1/2031	335	381
	New York NY GO	5.000%	8/1/2031	500	569
	New York NY GO	5.000%	9/1/2031	770	877
	New York NY GO	5.000%	10/1/2031	255	291
	New York NY GO	5.000%	10/1/2031	500	571
	New York NY GO	5.250%	10/1/2031	235	246
	New York NY GO	5.000%	2/1/2032	470	539
	New York NY GO	5.000%	3/1/2032	390	448
	New York NY GO	5.000%	4/1/2032	155	174
	New York NY GO	5.000%	8/1/2032	1,850	2,051
	New York NY GO	5.000%	8/1/2032	220	254
	New York NY GO	5.000%	8/1/2032	120	139
	New York NY GO	5.000%	10/1/2032	370	402
	New York NY GO	5.000%	10/1/2032	1,000	1,159
	New York NY GO	5.000%	2/1/2033	500	580
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2030	120	137
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	285	300
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	230	232
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2028	240	259
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	315	354
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	190	212
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	400	404
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	550	631
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	240	273
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	250	290
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,170	2,250
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	500	578
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	35	35
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	1,475	1,477
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	106
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	305	323
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	500	530
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	350	381
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	250	272
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	670	697
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	480	493
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	20	22
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,090	1,214
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	200	217
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	120	134
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	290	323
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	425	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/2030	285	305
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	360	374
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,155	1,186
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,185	1,311
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	190	216
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	410	467
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	265	284
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	105	114
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	465	521
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,395	1,588
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	490	558
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	175	199
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	855	877
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,080	1,123
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	755	834
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	320	346
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,445	1,616
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	715	765
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,815	2,106
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	515	597
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	795	922
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	465	539
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,000	1,160
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	750	882
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	100	100
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	25	25
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	165	170
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	335	344
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	1,075	1,139
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	310	327
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	500	544
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	125	136
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	820	831
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	130	132
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	110	113
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	360	375
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	450	469
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	10	11
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,000	1,017
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	95	99
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2028	15	16
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	200	215
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	210	219
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	500	551
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2030	135	151
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	200	209
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	190	204
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	775	875
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	380	429
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2031	130	148
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	290	335
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2033	5	6
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	160	163
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	100	108
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	195	198
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	200	221
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	280	285
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	100	113
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	200	203
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	165	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,195	1,214
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,000	1,174
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	560	561
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	250	265
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	195	211
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	130	141
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	405	451
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	1,505	1,713
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	200	225
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	60	65
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	360	382
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	350	381
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	150	152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	390	401
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	405	429
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	655	731
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	550	558
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	155	164
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	185	196
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,060	1,137
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,300	1,481
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,360	1,550
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	250	264
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	440	446
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,915	2,053
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	190	221
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	500	581
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	500	591
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	120	120
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	185	185
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	220	220
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	105	108
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	75	77
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	200	203
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	170	173
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	120	124
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	100	107
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	290	325
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	305	349
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	370	379
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	300	316
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	260	281
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	35	38
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	255	282
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	70	78
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	250	284
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	50	57
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	215	249
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	115	121
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	20	24
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	1,700	1,993
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	1,500	1,629
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	240	267
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,668
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	405	460
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	615	712
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	1,505	1,742
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	105	105
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	190	193
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2027	250	256
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2027	500	524
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2028	250	264
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	65	69
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2028	100	108
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	250	278
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	165	176
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	670	759

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	25	27
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2030	100	114
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	665	768
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	225	236
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	710	735
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	680	799
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	365	365
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	55	59
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	1,370	1,399
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	985	1,006
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	440	462
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	625	656
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	235	243
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	495	534
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	835	901
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	480	518
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	200	216
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	300	272
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	580	600
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	450	498
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	270	299
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	250	220
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,615	1,671
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	235	266
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	350	396
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	230	196
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	560	579
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	490	407
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	90	74
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	420	434
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2026	190	191
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	1,785	1,796
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	145	148
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	1,640	1,709
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	110	116
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	720	750
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	2/1/2028	1,000	1,055
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	185	197
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	895	959
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	2/1/2029	1,000	1,079
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	410	448
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	950	1,051
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	600	672
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	1,615	1,818
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	100	114
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	915	1,041
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	40	44
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	265	306
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	250	256
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	860	1,002
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	50	50
Triborough Bridge & Tunnel Authority Transit Revenue BAN	5.000%	3/15/2029	1,500	1,632
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	685	690
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	705	710
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	70	72
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	105	112
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	795	824
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	1,070	1,168
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	120	126
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	285	310
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	100	107
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	100	111
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	155	167
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	290	317
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	265	302
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	225	249
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	240	268
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	1,000	1,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	750	846
					300,213
North Carolina (1.7%)
	Charlotte NC GO	5.000%	7/1/2030	1,000	1,120
	Guilford County NC GO	5.000%	3/1/2030	305	339
	Guilford County NC GO	5.000%	3/1/2031	880	1,000
	Guilford County NC GO	5.000%	3/1/2032	2,040	2,364
	North Carolina Appropriations Revenue	5.000%	5/1/2026	770	774
	North Carolina Appropriations Revenue	5.000%	6/1/2026	135	136
	North Carolina Appropriations Revenue	5.000%	5/1/2027	2,115	2,186
	North Carolina Appropriations Revenue	5.000%	5/1/2027	525	543
	North Carolina Appropriations Revenue	5.000%	5/1/2028	640	661
	North Carolina Appropriations Revenue	5.000%	5/1/2028	1,085	1,152
	North Carolina Appropriations Revenue	5.000%	5/1/2029	430	444
	North Carolina Appropriations Revenue	5.000%	5/1/2030	535	553
	North Carolina Appropriations Revenue	3.000%	5/1/2031	150	150
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2026	30	30
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	365	377
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	995	1,056
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	285	310
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	155	173
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	300	333
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	50	50
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	275	305
	North Carolina GO	5.000%	6/1/2026	245	247
[2]	North Carolina GO	5.000%	6/1/2027	650	673
[2]	North Carolina GO	5.000%	6/1/2028	810	862
	North Carolina GO	5.000%	6/1/2028	1,485	1,581
[2]	North Carolina GO	5.000%	6/1/2029	690	754
	North Carolina GO	4.000%	6/1/2031	150	158
	North Carolina GO	5.000%	6/1/2033	750	887
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	780	780
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	935	962
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	560	592
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	415	450
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	660	715
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	575	622
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	605	672
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	1,300	1,403
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	2,425	2,613
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	310	311
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	310	312
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	40	40
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/2030	285	317
	Wake County NC GO	5.000%	4/1/2032	1,025	1,190
					30,197
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	1,180	1,180
Ohio (1.9%)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	180	184
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	225	236
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	270	291
[5]	Cincinnati City School District GO	5.250%	12/1/2029	220	244
[5]	Cincinnati City School District GO	5.250%	12/1/2031	1,000	1,161
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2028	100	105
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	250	268
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	100	109
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	305	341
	Columbus OH GO	5.000%	7/1/2026	125	126
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2029	840	846
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	15	15
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	45	49
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	20	22
[3]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	20	19
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	475	481
	Ohio GO	5.000%	5/1/2026	890	894
	Ohio GO	5.000%	8/1/2026	505	511
	Ohio GO	5.000%	9/15/2026	450	457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	5/1/2027	340	352
Ohio GO	5.000%	8/1/2027	1,050	1,093
Ohio GO	5.000%	9/15/2027	415	434
Ohio GO	5.000%	11/1/2027	225	236
Ohio GO	5.000%	5/1/2028	150	159
Ohio GO	5.000%	8/1/2028	185	198
Ohio GO	5.000%	9/15/2028	320	343
Ohio GO	5.000%	11/1/2028	225	242
Ohio GO	5.000%	9/15/2029	260	285
Ohio GO	5.000%	3/1/2030	565	627
Ohio GO	5.000%	6/15/2030	185	207
Ohio GO	5.000%	11/1/2030	1,635	1,840
Ohio GO	5.000%	3/15/2032	1,000	1,155
Ohio GO	5.000%	11/1/2032	560	654
Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	85	87
Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	185	194
Ohio Government Fund/Grant Revenue	5.000%	12/15/2028	75	76
Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	250	252
Ohio State University College & University Revenue	5.000%	12/1/2029	185	204
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	280	302
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	170	179
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	165	174
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	50	56
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	55	58
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2033	250	263
Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	1,690	1,787
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	1,115	1,123
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	425	428
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	370	383
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	110	116
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	610	674
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	740	836
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	1,140	1,315
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2032	535	595
Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	805	857
Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	1,010	1,089
Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	2,985	3,237
Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	3,435	3,772
Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	575	657
Ohio Water Development Authority Water Revenue	5.000%	6/1/2032	740	841
Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	165	185
Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	435	457
				34,381
Oklahoma (0.5%)
Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/2029	590	591
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	900	918
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2026	175	176
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	480	489
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	390	398
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	865	882
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	370	377
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	180	183
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2032	130	132
Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/2027	50	50
Oklahoma County Independent School District No. 12 Edmond GO	3.000%	3/1/2026	55	55
Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/2026	325	326
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	510	523
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	50	52
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2027	200	206
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2028	250	264
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	1,325	1,494
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	635	650
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	380	399
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	230	253
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	760	868
				9,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (0.3%)
	Metro OR GO	5.000%	6/1/2026	80	81
	Multnomah County OR GO	5.000%	6/15/2027	200	208
	Multnomah County OR GO	5.000%	6/15/2029	300	328
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2026	160	161
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	670	696
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2028	260	277
[8]	Oregon (Articale XI-Q State Projects) GO CP	5.000%	5/1/2033	7	8
	Oregon (Article XI-Q-State Project) GO	5.000%	5/1/2027	480	496
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2026	590	602
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	500	551
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2030	345	389
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	165	190
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	750	876
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	100	108
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	360	375
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	305	318
	Washington County OR GO, Prere.	3.000%	7/1/2029	20	20
					5,684
Pennsylvania (3.6%)
	Allegheny County PA GO	5.000%	11/1/2028	70	71
	Allegheny County PA GO	5.000%	11/1/2029	500	508
	Commonwealth of Pennsylvania GO	5.000%	3/1/2026	25	25
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	965	975
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	525	532
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	500	507
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	525	533
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	390	396
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	985	1,001
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	1,710	1,737
	Commonwealth of Pennsylvania GO	5.000%	10/1/2026	1,160	1,180
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	1,880	1,925
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	330	338
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	60	62
	Commonwealth of Pennsylvania GO	5.000%	7/15/2027	550	572
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	760	792
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	385	401
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	1,135	1,183
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	250	261
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	1,040	1,085
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	165	168
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	370	376
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	800	819
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	1,205	1,234
	Commonwealth of Pennsylvania GO	4.000%	2/15/2028	255	264
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	620	656
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	985	1,050
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	100	107
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	355	379
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	400	428
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	550	588
	Commonwealth of Pennsylvania GO	5.000%	9/15/2028	505	512
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	785	841
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	100	101
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	1,025	1,119
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	330	361
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	760	832
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	325	356
	Commonwealth of Pennsylvania GO	5.000%	9/15/2029	325	330
	Commonwealth of Pennsylvania GO	5.000%	10/1/2029	205	225
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	750	760
	Commonwealth of Pennsylvania GO	5.000%	4/1/2030	1,000	1,107
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	1,000	1,115
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	1,395	1,556
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	720	804
	Commonwealth of Pennsylvania GO	4.000%	9/15/2030	220	222
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	460	514
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	295	296
	Commonwealth of Pennsylvania GO	4.000%	2/15/2031	250	270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	85	96
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	215	244
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	705	801
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	320	363
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	360	363
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	625	659
	Commonwealth of Pennsylvania GO	5.000%	4/1/2032	1,035	1,187
	Commonwealth of Pennsylvania GO	4.000%	5/15/2032	235	252
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	190	219
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	1,105	1,275
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	935	943
	Commonwealth of Pennsylvania GO	5.000%	4/1/2033	1,005	1,167
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	100	119
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2033	70	75
[3]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	2,365	2,535
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	80	81
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	110	112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	60	61
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	690	694
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,085	2,125
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	470	500
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	250	286
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	865	893
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	895	1,016
	Philadelphia PA GO	5.000%	8/1/2026	120	121
	Philadelphia PA GO	5.000%	8/1/2026	500	506
	Philadelphia PA GO	5.000%	8/1/2027	855	888
	Philadelphia PA GO	5.000%	8/1/2028	865	920
	Philadelphia PA GO	5.000%	8/1/2030	265	295
	Philadelphia PA GO	5.000%	8/1/2031	770	874
	Philadelphia PA GO	5.000%	8/1/2032	1,140	1,312
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2028	175	187
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	385	438
	Philadelphia School District GO	5.000%	9/1/2026	820	831
[6]	Philadelphia School District GO	5.000%	9/1/2027	175	177
	Philadelphia School District GO	5.000%	9/1/2028	710	720
	Philadelphia School District GO	5.000%	9/1/2029	25	25
	Philadelphia School District GO	5.000%	9/1/2030	260	263
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	295	299
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	380	356
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	130	118
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	205	219
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	500	510
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	1,530	1,558
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	360	388
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	1,670	1,802
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	2,450	2,821
					63,168
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	655	660
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	740	745
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	175	176
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	675	680
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	235	237
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	950	987
					3,485
South Carolina (0.7%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	1,605	1,639
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	170	183
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	30	32
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	1,525	1,558
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	1,370	1,438
	Horry County SC School District GO	5.000%	3/1/2026	65	65
	Horry County SC School District GO	5.000%	3/1/2028	165	174
	Horry County SC School District GO	5.000%	3/1/2029	170	184
[3]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2029	80	74
[3]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2032	15	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Association of Governmental Organizations COP	5.000%	3/2/2026	2,600	2,600
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	140	141
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	895	914
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	85	91
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	645	656
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	250	268
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	190	213
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	275	315
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	1,120	1,193
					11,751
South Dakota (0.0%)
[6]	Brandon South Dakota Sales Tax Revenue	3.000%	12/1/2026	55	55
Tennessee (0.5%)
	Memphis TN GO	5.000%	4/1/2026	30	30
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	440	444
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	995	1,004
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	605	620
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	340	353
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	190	198
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	415	424
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	150	150
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	30	32
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	145	157
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2029	305	312
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	90	96
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	25	28
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2030	225	230
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2030	15	16
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	60	65
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	425	480
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2031	95	101
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	485	558
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2032	1,310	1,390
[2]	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	1,300	1,516
					8,204
Texas (8.9%)
	Alamo Community College District GO	5.000%	2/15/2027	480	493
	Alamo Community College District GO	5.000%	2/15/2029	410	443
[9]	Allen Independent School District GO	5.000%	2/15/2027	930	956
[9]	Argyle Independent School District GO PUT	4.000%	8/15/2027	355	363
[9]	Argyle Independent School District GO PUT	4.000%	8/15/2028	550	572
[9]	Austin Independent School District GO	5.000%	8/1/2032	300	342
	Austin TX GO	5.000%	9/1/2027	1,000	1,043
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2027	125	131
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	325	350
	Bexar County TX GO, Prere.	5.000%	6/15/2026	2,335	2,353
	Bexar County TX GO, Prere.	5.000%	6/15/2026	1,000	1,008
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	1,240	1,256
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	245	248
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	185	187
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	105	106
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	825	836
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	380	396
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	300	313
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	160	167
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	110	118
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	590	630
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	395	432
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	565	619
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	800	876
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	2,715	3,040
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	205	230
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	300	343
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	735	839
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	475	542
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	500	571
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	1,180	1,285
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	470	546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	1,450	1,685
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	500	581
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	495	559
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	500	573
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	135	147
[9]	Clear Creek Independent School District GO	5.000%	2/15/2030	125	138
[9]	Conroe Independent School District GO	5.000%	2/15/2029	180	195
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	610	627
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	540	555
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	1,000	1,056
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	1,220	1,321
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	1,230	1,363
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	230	265
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	745	807
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	790	871
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	290	322
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	130	148
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2031	140	162
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	100	105
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	470	479
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	190	194
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	70	73
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	105	113
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	110	118
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	555	609
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	195	218
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	415	465
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	325	364
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	180	201
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	620	708
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	480	557
[9]	Dallas Independent School District GO	5.000%	2/15/2029	660	714
[9]	Dallas Independent School District GO	5.000%	2/15/2029	1,020	1,104
[9]	Dallas Independent School District GO	5.000%	2/15/2030	1,270	1,406
[9]	Dallas Independent School District GO	5.000%	2/15/2033	410	478
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2027	195	200
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2028	305	320
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2029	80	86
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2030	80	88
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2030	4,315	4,712
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2031	190	212
	Dallas TX GO	5.000%	2/15/2027	200	206
	Dallas TX GO	5.000%	2/15/2027	145	149
	Dallas TX GO	5.000%	2/15/2028	100	105
	Dallas TX GO	5.000%	2/15/2029	220	238
	Dallas TX GO	5.000%	2/15/2030	260	288
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	105	107
[9]	Denton Independent School District GO PUT	4.000%	8/15/2028	410	426
[9]	Denton Independent School District GO PUT	4.000%	8/15/2030	210	223
	Denton TX GO	5.000%	2/15/2027	990	1,017
	Denton TX GO	5.000%	2/15/2028	495	522
[9]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	360	356
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	770	787
[9]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	860	885
[9]	Frisco Independent School District GO	5.000%	2/15/2029	500	541
[9]	Frisco Independent School District GO	5.000%	2/15/2030	325	360
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	250	261
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	587
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	320	342
	Harris County TX GO	5.000%	9/15/2026	300	305
	Harris County TX GO	5.000%	10/1/2026	330	335
	Harris County TX Highway Revenue	5.000%	8/15/2030	830	840
	Harris County TX Highway Revenue	5.000%	8/15/2031	270	273
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	235	257
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	45	50
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	1,060	1,116
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	550	579
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	520	543
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	295	315
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	720	786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	1,000	1,111
[9]	Houston Independent School District GO	5.000%	2/15/2027	140	140
[9]	Houston Independent School District GO	5.000%	2/15/2027	1,935	1,989
[9]	Houston Independent School District GO	5.000%	2/15/2028	385	395
[9]	Houston Independent School District GO	5.000%	2/15/2028	50	50
	Houston Independent School District GO PUT	5.000%	7/15/2028	955	1,009
[9]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	1,805	1,834
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	395	420
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	655	697
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	1,035	1,193
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	1,555	1,586
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	300	314
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2029	400	440
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2030	180	202
	Houston TX GO	5.000%	3/1/2026	360	360
	Houston TX GO	5.000%	3/1/2026	100	100
	Houston TX GO	5.000%	3/1/2027	505	506
	Houston TX GO	5.000%	3/1/2027	315	324
	Houston TX GO	5.000%	3/1/2028	1,450	1,491
	Houston TX GO	5.000%	3/1/2028	440	464
	Houston TX GO	5.000%	3/1/2029	105	108
	Houston TX GO	5.000%	3/1/2029	495	535
	Houston TX GO	5.000%	3/1/2030	175	189
	Houston TX GO	5.000%	3/1/2031	290	327
	Houston TX GO	5.000%	3/1/2032	655	750
	Houston TX GO	5.000%	3/1/2033	680	789
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2031	20	17
[9]	Katy Independent School District GO	5.000%	2/15/2027	500	514
[9]	Katy Independent School District GO	5.000%	2/15/2028	285	301
[9]	Klein Independent School District GO	5.000%	8/1/2029	240	262
[9]	Lewisville Independent School District GO	4.000%	8/15/2027	440	441
[9]	Lewisville Independent School District GO	5.000%	8/15/2029	1,130	1,237
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	260	260
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	745	838
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	270	279
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	100	109
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	485	539
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	100	111
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	185	209
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	100	113
[9]	Montgomery Independent School District GO	5.000%	2/15/2033	1,400	1,628
[9]	North East TX Independent School District GO	5.250%	2/1/2027	180	185
[9]	North East TX Independent School District GO	5.250%	2/1/2029	170	185
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2029	455	499
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2031	360	410
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2032	785	910
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	335	343
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	1,805	1,848
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	400	410
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	445	468
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	255	275
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	790	851
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	120	132
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	585	645
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	265	298
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	210	236
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	340	382
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	245	275
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	350	401
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	1,420	1,625
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	545	522
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	495	462
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	710	645
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	900	795
[9]	Northside Independent School District GO PUT	3.000%	8/1/2026	145	145
[9]	Northside Independent School District GO PUT	2.000%	6/1/2027	250	249
[9]	Northside Independent School District GO PUT	3.550%	6/1/2028	2,050	2,096
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2029	100	109
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	1,200	1,367
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	695	722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	710	809
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	235	268
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	1,515	1,752
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	290	336
[9]	Plano Independent School District GO	5.000%	2/15/2027	190	195
[9]	Plano Independent School District GO	5.000%	2/15/2029	555	601
[9]	Plano Independent School District GO	5.000%	2/15/2030	245	271
[9]	Plano Independent School District GO	5.000%	2/15/2031	335	378
[9]	Plano Independent School District GO	5.000%	2/15/2032	135	155
[9]	Round Rock Independent School District GO	5.000%	8/1/2030	825	899
[9]	Round Rock Independent School District GO	5.000%	8/1/2031	1,440	1,566
[9]	Round Rock Independent School District GO	4.000%	8/1/2032	180	189
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	80	81
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,270	1,336
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,280	1,347
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	435	440
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,000	1,082
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	490	495
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	455	514
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	375	431
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2033	275	321
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	150	151
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	1,360	1,362
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	1,500	1,518
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	1,305	1,317
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	1,500	1,526
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	1,350	1,371
[9]	San Antonio TX Independent School District GO	5.000%	8/15/2026	1,880	1,904
[9]	Spring Branch Independent School District GO	5.000%	2/1/2027	1,060	1,088
[9]	Spring Branch Independent School District GO	5.000%	2/1/2029	970	1,049
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2031	510	575
	Texas A&M University College & University Revenue	5.000%	5/15/2026	300	302
	Texas A&M University College & University Revenue	5.000%	5/15/2026	70	70
	Texas A&M University College & University Revenue	5.000%	5/15/2027	290	300
	Texas A&M University College & University Revenue	5.000%	5/15/2027	200	207
	Texas A&M University College & University Revenue	5.000%	5/15/2028	620	641
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	1,300	1,322
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	870	884
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	1,325	1,546
	Texas GO	5.000%	10/1/2026	180	180
	Texas GO	5.000%	10/1/2026	480	488
	Texas GO	5.000%	10/1/2027	625	653
	Texas GO	5.000%	10/1/2027	150	157
	Texas GO	3.200%	10/1/2028	200	200
	Texas GO	5.000%	10/1/2028	290	311
	Texas GO	3.300%	10/1/2029	465	465
	Texas GO	5.000%	10/1/2029	815	853
	Texas GO	5.000%	10/1/2029	255	281
	Texas GO	5.000%	10/1/2030	205	214
	Texas GO	5.000%	10/1/2030	1,500	1,684
	Texas GO	5.000%	10/1/2031	500	522
	Texas GO	5.000%	10/1/2031	1,085	1,242
	Texas GO	5.000%	10/1/2031	250	286
	Texas GO	5.000%	10/1/2032	775	809
	Texas GO	5.000%	10/1/2032	1,210	1,409
	Texas GO	5.000%	10/1/2032	1,350	1,574
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	190	205
	Texas State University System College & University Revenue	5.000%	3/15/2027	1,435	1,477
	Texas State University System College & University Revenue	5.000%	3/15/2028	160	165
	Texas State University System College & University Revenue	5.000%	3/15/2028	530	559
	Texas State University System College & University Revenue	5.000%	3/15/2029	225	231
	Texas State University System College & University Revenue	5.000%	3/15/2031	305	313
	Texas State University System College & University Revenue	5.000%	3/15/2031	115	130
	Texas State University System College & University Revenue	5.000%	3/15/2032	1,000	1,148
	Texas Transportation Commission GO	5.000%	4/1/2026	230	230
	Texas Transportation Commission GO	5.000%	4/1/2027	825	851
	Texas Transportation Commission GO	5.000%	4/1/2029	800	870
	Texas Transportation Commission GO	5.000%	4/1/2030	645	718
	Texas Transportation Commission GO	5.000%	4/1/2031	565	641
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	370	387

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Water Development Board Water Revenue	5.000%	10/15/2029	70	70
Texas Water Development Board Water Revenue	5.000%	4/15/2030	730	783
Texas Water Development Board Water Revenue	5.000%	4/15/2030	145	152
Texas Water Development Board Water Revenue	5.000%	4/15/2031	120	128
Texas Water Development Board Water Revenue	5.000%	10/15/2031	50	50
Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,020	1,065
Texas Water Development Board Water Revenue	4.000%	10/15/2032	110	110
Texas Water Development Board Water Revenue	5.000%	10/15/2032	885	946
Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	1,295	1,319
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/2028	1,015	1,056
Williamson County TX GO	5.000%	2/15/2030	245	271
Williamson County TX GO	5.000%	2/15/2031	180	203
				157,008
Utah (0.4%)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	130	138
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	985	1,072
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	240	267
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	595	662
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	400	454
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	55	62
Utah GO	5.000%	7/1/2026	535	540
Utah GO	5.000%	7/1/2026	180	182
Utah GO	5.000%	7/1/2026	220	222
Utah GO	5.000%	7/1/2027	320	332
Utah GO	5.000%	7/1/2028	290	309
Utah GO	5.000%	7/1/2029	165	178
Utah GO	5.000%	7/1/2030	840	908
Utah GO	5.000%	7/1/2031	580	626
Utah GO	5.000%	7/1/2032	210	227
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	185	199
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	210	232
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	250	282
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	285	328
				7,220
Virginia (1.7%)
Commonwealth of Virginia GO	5.000%	6/1/2026	570	574
Fairfax County VA GO	4.000%	10/1/2026	545	546
Fairfax County VA GO	4.000%	10/1/2027	195	195
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/2026	315	318
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	185	194
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	365	387
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	350	350
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	400	411
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	255	262
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	525	539
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	300	316
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	285	300
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	125	132
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	335	343
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	650	684
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	200	216
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	380	411
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	320	346
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	415	425
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	500	553
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	135	149
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	495	534
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	245	251
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	440	463
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,020	1,153
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	160	160
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	300	346
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	415	478
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	340	341
Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	200	203
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	350	378
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	130	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	175	180
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	540	543
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	1,070	1,107
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	525	551
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	1,130	1,185
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	1,210	1,268
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2031	1,125	1,178
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	280	293
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2026	1,010	1,016
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2028	145	154
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2029	155	169
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2030	655	731
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2031	265	302
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	345	399
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	120	139
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2033	5	6
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2026	40	40
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	280	284
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	225	232
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	745	778
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	380	384
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	535	556
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	2,470	2,822
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2032	915	1,043
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2026	350	354
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	1,255	1,306
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2027	135	141
					29,263
Washington (4.0%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	430	438
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	785	823
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	200	215
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	805	888
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	280	316
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	265	305
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	100	94
	Energy Northwest Nuclear Revenue	5.000%	7/1/2026	1,220	1,232
	Energy Northwest Nuclear Revenue	5.000%	7/1/2027	270	272
	Energy Northwest Nuclear Revenue	5.000%	7/1/2028	345	348
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	945	981
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	1,440	1,545
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	1,075	1,146
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	715	800
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	1,000	1,118
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	385	410
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	500	570
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	785	911
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	150	160
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	95	101
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	1,130	1,312
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	1,025	1,190
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	295	306
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	395	399
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	375	379
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	625	631
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	265	268
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	1,055	1,096
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	185	192
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	1,165	1,210
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	970	1,034
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	500	533
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	1,235	1,434
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	535	540
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	245	254
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	2,125	2,264
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2026	500	505
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	1,500	1,558
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	605	645

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	325	340
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	300	306
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	245	245
King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	295	305
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	365	383
King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	355	378
King County WA GO	4.000%	1/1/2027	265	269
King County WA GO	5.000%	1/1/2030	400	442
King County WA GO	5.000%	1/1/2031	400	451
King County WA GO	5.000%	1/1/2032	950	1,080
King County WA Sewer Revenue	4.000%	7/1/2030	300	302
King County WA Sewer Revenue	4.000%	7/1/2031	605	608
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	615	687
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	1,275	1,453
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2032	185	213
University of Washington College & University Revenue PUT	4.000%	8/1/2027	100	101
Washington GO	4.000%	7/1/2026	2,650	2,667
Washington GO	4.000%	7/1/2026	500	503
Washington GO	4.000%	7/1/2026	435	438
Washington GO	5.000%	7/1/2026	295	298
Washington GO	5.000%	8/1/2026	585	592
Washington GO	5.000%	8/1/2026	860	870
Washington GO	5.000%	8/1/2026	705	713
Washington GO	4.000%	7/1/2027	1,095	1,123
Washington GO	4.000%	7/1/2027	335	343
Washington GO	5.000%	7/1/2027	230	239
Washington GO	5.000%	7/1/2027	795	826
Washington GO	5.000%	7/1/2027	350	363
Washington GO	5.000%	8/1/2027	575	598
Washington GO	5.000%	8/1/2027	295	307
Washington GO	5.000%	8/1/2027	575	598
Washington GO	5.000%	8/1/2027	435	453
Washington GO	4.000%	7/1/2028	295	308
Washington GO	4.000%	7/1/2028	460	480
Washington GO	5.000%	7/1/2028	735	784
Washington GO	5.000%	7/1/2028	300	320
Washington GO	5.000%	8/1/2028	110	115
Washington GO	5.000%	8/1/2028	460	479
Washington GO	5.000%	8/1/2028	800	855
Washington GO	4.000%	7/1/2029	340	361
Washington GO	4.000%	7/1/2029	325	344
Washington GO	5.000%	7/1/2029	940	1,027
Washington GO	5.000%	7/1/2029	1,075	1,175
Washington GO	5.000%	7/1/2029	500	547
Washington GO	5.000%	8/1/2029	225	228
Washington GO	5.000%	8/1/2029	295	307
Washington GO	5.000%	8/1/2029	1,125	1,232
Washington GO	5.000%	8/1/2029	1,810	1,982
Washington GO	5.000%	7/1/2030	925	1,035
Washington GO	5.000%	7/1/2030	465	520
Washington GO	5.000%	7/1/2030	665	744
Washington GO	5.000%	7/1/2030	135	151
Washington GO	5.000%	8/1/2030	490	496
Washington GO	5.000%	8/1/2030	725	755
Washington GO	5.000%	8/1/2030	380	426
Washington GO	5.000%	7/1/2031	825	940
Washington GO	5.000%	7/1/2031	1,215	1,387
Washington GO	5.000%	8/1/2031	675	703
Washington GO	5.000%	8/1/2031	280	283
Washington GO	5.000%	8/1/2031	80	83
Washington GO	5.000%	7/1/2032	600	695
Washington GO	5.000%	7/1/2032	1,700	1,969
Washington GO	5.000%	8/1/2032	200	208
Washington GO	5.000%	8/1/2032	505	587
Washington GO	5.000%	8/1/2032	1,075	1,249
Washington GO	5.000%	8/1/2032	315	336
Washington GO	5.000%	8/1/2032	165	167
				70,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin (1.6%)
	Dane County WI GO	2.500%	6/1/2027	100	100
	Green Bay Area Public School District GO	5.000%	4/1/2027	615	634
[8]	Public Finance Authority Charter School Aid Revenue, Prere.	5.000%	6/15/2026	1,125	1,132
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2026	2,755	2,768
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	25	26
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	435	450
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	730	755
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	990	1,027
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	695	721
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	400	415
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	1,040	1,078
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	140	156
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	100	104
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	1,725	1,969
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	170	198
	Wisconsin GO	5.000%	5/1/2026	90	90
	Wisconsin GO	5.000%	5/1/2026	200	201
	Wisconsin GO	5.000%	5/1/2026	1,230	1,236
	Wisconsin GO	5.000%	11/1/2026	455	464
	Wisconsin GO	5.000%	11/1/2026	935	953
	Wisconsin GO	5.000%	5/1/2027	110	114
	Wisconsin GO	5.000%	5/1/2027	180	186
	Wisconsin GO	5.000%	11/1/2027	1,165	1,204
	Wisconsin GO	5.000%	11/1/2027	925	956
	Wisconsin GO	5.000%	11/1/2027	2,050	2,119
	Wisconsin GO	5.000%	5/1/2028	385	408
	Wisconsin GO	5.000%	5/1/2028	280	297
	Wisconsin GO	5.000%	11/1/2028	705	728
	Wisconsin GO	5.000%	11/1/2028	980	1,012
	Wisconsin GO	5.000%	5/1/2029	1,135	1,235
	Wisconsin GO	5.000%	5/1/2030	390	434
	Wisconsin GO	5.000%	5/1/2030	275	306
	Wisconsin GO	5.000%	5/1/2030	465	518
[2]	Wisconsin GO	5.000%	5/1/2030	440	473
	Wisconsin GO	5.000%	5/1/2031	135	154
	Wisconsin GO	5.000%	5/1/2031	700	796
	Wisconsin GO	5.000%	5/1/2031	920	1,046
[2]	Wisconsin GO	5.000%	5/1/2031	385	422
	Wisconsin GO	5.000%	5/1/2032	550	636
	Wisconsin GO	5.000%	5/1/2032	110	127
	Wisconsin GO	5.000%	5/1/2032	660	764
[2]	Wisconsin GO	5.000%	5/1/2032	315	351
	Wisconsin GO	5.000%	5/1/2033	85	100
					28,863
Total Tax-Exempt Municipal Bonds (Cost $1,706,567)					1,733,794

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Investment Company (1.8%)
[10]	Vanguard Municipal Low Duration Fund (Cost $32,417)	1.921%	3,241,707	32,417
Total Investments (100.0%) (Cost $1,738,984)				1,766,211
Other Assets and Liabilities—Net (0.0%)				(10)
Net Assets (100%)				1,766,201
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $1,140, representing 0.1% of net assets.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,733,794	—	1,733,794
Temporary Cash Investments	32,417	—	—	32,417
Total	32,417	1,733,794	—	1,766,211